                                                             Semiannual Report

                                                             as of July 31, 1999

                                   Evergreen

                               Money Market Funds

                    [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                               Table of Contents

Letter to Shareholders ............................................ 1

Evergreen Florida Municipal Money Market Fund

     Fund at a Glance ............................................. 2

Evergreen Money Market Fund

     Fund at a Glance ............................................. 3

Evergreen Municipal Money Market Fund

     Fund at a Glance ............................................. 4

Evergreen New Jersey Municipal Money Market Fund

     Fund at a Glance ............................................. 5

Evergreen Pennsylvania Municipal Money Market Fund

     Fund at a Glance ............................................. 6

Evergreen Treasury Money Market Fund

     Fund at a Glance ............................................. 7

Financial Highlights

     Evergreen Florida Municipal Money
          Market Fund ............................................  8

     Evergreen Money Market Fund .................................  9

     Evergreen Municipal Money Market Fund ....................... 11

     Evergreen New Jersey Municipal Money
          Market Fund ............................................ 12

     Evergreen Pennsylvania Municipal Money
          Market Fund ............................................ 13

     Evergreen Treasury Money Market Fund ........................ 14

Schedule of Investments

     Evergreen Florida Municipal Money
          Market Fund ............................................ 15

     Evergreen Money Market Fund ................................. 17

     Evergreen Municipal Money Market Fund ....................... 21

     Evergreen New Jersey Municipal Money
          Market Fund ............................................ 32

     Evergreen Pennsylvania Municipal Money
          Market Fund ............................................ 34

     Evergreen Treasury Money Market Fund ........................ 37

Statements of Assets and Liabilities ............................. 38

Statements of Operations ......................................... 40

Statements of Changes in Net Assets .............................. 42

Combined Notes to Financial
Statements ....................................................... 46

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:   ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed

                           Evergreen Distributor,Inc.
      Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 September 1999


[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]
            William M. Ennis
            President and CEO

Dear Shareholders:

We are pleased to provide the Evergreen Money Market Funds semiannual report, which covers the six-month period ended July 31, 1999.

Continued Strength in the Domestic Economy

During the first quarter of 1999, a handful of large capitalization growth stocks, technology stocks in particular, continued to dominate market performance. During the second quarter, participation broadened to include both value stocks and small company stocks: two areas which had disappointed investors for several years. The recent growth in these areas may be a sign that the record bull market is repositioning itself to continue.

Inflation fears persist, however, and the Federal Reserve increased interest rates in June and again in late August in an effort to contain stock and bond prices. Investors will watch carefully to see whether there will be a third rate increase in October. Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Year 2000 Preparation/1/

We continue to progress with our preparations for Year 2000. Our aim is to provide uninterrupted service and communication with shareholders through the end of December 1999 and into January 2000. As of the end of September, when this report was finalized, we have completed all the regulatory requirements for testing and certification of our systems. In March, we participated in the industry's "Street Test" with the Securities Industry Association, which helped us evaluate the readiness of one of the industry's critical trading networks. We are confident that our long-term approach to planning and preparation will enable us to continue to deliver the high quality products and services that you have come to expect.

Once again, we remind you to take advantage of your financial advisor's expertise and work together to develop an asset allocation strategy that may help you to meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find those that will be appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/1/ The information above constitutes Year 2000 readiness disclosure.

                                    EVERGREEN
                      Florida Municipal Money Market Fund

                      Fund at a Glance as of July 31, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 7/31/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 79.6%
Notes & Bonds -- 11.6%
Put Bonds -- 8.8%

                             Portfolio Management
--------------------------------------------------------------------------------

                   [PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
                               Steven C. Shachat
                              Tenure: October 1998

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/26/98                    Class A        Class Y
Class Inception Date                                  10/26/98       12/29/98
6 month return                                          1.20%          1.35%
Average Annual Returns
1 year                                                   N/A            N/A
5 years                                                  N/A            N/A
Since Portfolio Inception                               1.89%          2.07%
7-day annualized yield                                  2.46%          2.78%
30-day annualized yield                                 2.37%          2.67%
6-month distributions per share                        $0.012         $0.013

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                FL Money Market

                    Feb-99    Mar-99     Apr-99    May-99    Jun-99     Jul-99
--------------------------------------------------------------------------------
Class A NET           2.21      2.31       2.91      2.61      2.89       2.46
Class Y NET           2.52      2.55       3.20      2.92      3.25       2.78

Total Net Assets:  $78,529,803
Average Maturity: 20 days

/1/ Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class Y have not been adjusted to reflect the fact that Class Y does not pay a 12b-1 fee. This fee for Class A is .30%. If this fee had not been reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                    EVERGREEN
                                Money Market Fund

                      Fund at a Glance as of July 31, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 7/31/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Commercial Paper -- 56.9%
Corp. Notes/Bond -- 32.3%
Funding Agreements -- 4.7%
Variable Rate Demand Notes -- 3.0%
Certificates of Deposit -- 2.3%
Repurchase Agreements -- 0.5%
Mutual Fund Shares -- 0.3%


                             Portfolio Management
--------------------------------------------------------------------------------

                     [PHOTO OF KELLIE ALLEN APPEARS HERE]
                                 Kellie Allen
                             Tenure: December 1997

                    [PHOTO OF BRYAN K. WHITE APPEARS HERE]
                                Bryan K. White
                             Tenure: December 1997

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 11/2/87    Class A     Class B     Class C    Class Y
Class Inception Date                  1/4/95     1/26/95      8/1/97    11/2/87

6 months with sales charge              N/A       -3.19%       0.81%      N/A
6 month return w/o sales charge        2.16%       1.81%       1.81%     2.31%
Average Annual Returns
1 year with sales charge               4.60%      -1.12%       2.86%      N/A
1 year w/o sales charge                4.60%       3.88%       3.86%     4.92%
5 years                                4.94%       3.94%       4.81%     5.23%
10 years                               5.20%       4.87%       5.14%     5.35%
Since Portfolio Inception              5.66%       5.37%       5.60%     5.78%
Maximum Sales Charge                    N/A        5.00%       1.00%       N/A
                                                   CDSC        CDSC
7-day annualized yield                 4.44%       3.74%       3.74%     4.74%
30-day annualized yield                4.40%       3.69%       3.69%     4.69%
6-month distributions per share       $0.021      $0.018      $0.018    $0.023

*Adjusted for maximum applicable sales charge unless noted. The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                 Money Market

                    Feb-99    Mar-99     Apr-99    May-99    Jun-99     Jul-99
--------------------------------------------------------------------------------
Class A NET           4.39      4.29       4.25      4.24      4.36       4.44
Class B NET           3.69      3.59       3.55      3.54      3.66       3.74
Class C NET           3.69      3.59       3.55      3.54      3.66       3.74
Class Y NET           4.69      4.59       4.55      4.53      4.66       4.74

Total Net Assets:  $8,819,608,308
Average Maturity:  79 days

/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered.
The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees for Classes A, B, and C are
 .30%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                    EVERGREEN
                           Municipal Money Market Fund

                      Fund at a Glance as of July 31, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 7/31/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 77.1%
Put Bonds -- 18.3%
Bonds -- 2.1%
Anticipation Notes -- 1.9%
Commercial Paper -- 0.6%


                             Portfolio Management
--------------------------------------------------------------------------------

                   [PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
                               Steven C. Shachat
                             Tenure: November 1988

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 11/2/88                     Class A        Class Y
Class Inception Date                                   1/5/95        11/2/88

6 month return                                          1.34%         1.49%
Average Annual Returns
1 year                                                  2.84%         3.15%
5 years                                                 3.15%         3.43%
Since Portfolio Inception                               3.85%         3.98%
7-day annualized yield                                  2.73%         3.02%
30-day annualized yield                                 2.65%         2.94%
6-month distributions per share                        $0.013        $0.015

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                               Muni Money Market

                     Feb-99    Mar-99    Apr-99    May-99    Jun-99     Jul-99
--------------------------------------------------------------------------------
Class A NET            2.49      2.64      3.12      2.86      3.18       2.73
Class Y NET            2.79      2.94      3.42      3.17      3.48       3.03

Total Net Assets:  $1,457,127,551
Average Maturity:  42 days

/1/ Historical performance shown for Class A prior to its inception is based on the performance of Class Y, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' .30% 12b-1 fee. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                    EVERGREEN
                     New Jersey Municipal Money Market Fund

                     Fund at a Glance as of July 31, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 7/31/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 69.4%
Bonds -- 27.6%
Put Bonds -- 3.0%

                             Portfolio Management
--------------------------------------------------------------------------------

                   [PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
                               Steven C. Shachat
                             Tenure: October 1998

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/26/98                    Class A        Class Y
Class Inception Date                                  10/26/98       4/3/99

6 month return                                          1.16%         1.26%
Average Annual Returns
1 year                                                   N/A           N/A
5 years                                                  N/A           N/A
Since Portfolio Inception                               1.83%         1.93%
7-day annualized yield                                  2.34%         2.64%
30-day annualized yield                                 2.23%         2.52%
6-month distributions per share                        $0.012        $0.013

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                NJ Money Market

                     Feb-99    Mar-99     Apr-99    May-99    Jun-99    Jul-99
--------------------------------------------------------------------------------
Class A NET            2.12      2.31       2.76      2.51      2.83      2.32
Class Y NET             N/A       N/A       3.08      2.81      3.12      2.62

Total Net Assets:  $101,204,511
Average Maturity:  47 days

/1/ Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class Y have not been adjusted to reflect the fact that Class Y does not pay a 12b-1 fee. This fee for Class A is .30%. If this fee had not been reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                    EVERGREEN
                    Pennsylvania Municipal Money Market Fund

                      Fund at a Glance as of July 31, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 7/31/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 72.5%
Bonds -- 15.5%
Put Bonds -- 12.0%

                             Portfolio Management
--------------------------------------------------------------------------------

                   [PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
                               Steven C. Shachat
                               Tenure: May 1998

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 8/15/91                     Class A        Class Y
Class Inception Date                                  8/22/95        8/15/91

6 month return                                         1.33%          1.38%
Average Annual Returns
1 year                                                 2.79%          2.89%
5 years                                                3.13%          3.19%
Since Portfolio Inception                              2.96%          3.00%
7-day annualized yield                                 2.72%          2.82%
30-day annualized yield                                2.67%          2.77%
6-month distributions per share                       $0.013         $0.014

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                PA Money Market

                     Feb-99    Mar-99    Apr-99    May-99    Jun-99     Jul-99
--------------------------------------------------------------------------------
Class A NET            2.46      2.59      3.09      2.84      3.12       2.73
Class Y NET            2.56      2.69      3.19      2.94      3.22       2.83

Total Net Assets: $147,711,838
Average Maturity: 48 days

/1/ Historical performance shown for Class A prior to its inception is based on the performance of Class Y, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' .30% 12b-1 fee. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The advisor is reimbursing a portion of the 12b-1 expense for Class A. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                    EVERGREEN
                           Treasury Money Market Fund

                      Fund at a Glance as of July 31 , 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 7/31/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

U.S. Treasury Notes -- 73.5%
Repurchase Agreements -- 26.2%
Mutual Fund Shares -- 0.3%

                             Portfolio Management
--------------------------------------------------------------------------------

                     [PHOTO OF KELLIE ALLEN APPEARS HERE]
                                 Kellie Allen
                              Tenure: March 1991

                    [PHOTO OF BRYAN K. WHITE APPEARS HERE]
                                 Bryan K.White
                             Tenure: December 1997

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 3/6/91                      Class A        Class Y
Class Inception Date                                  3/6/91         3/6/91

6 month return                                         2.06%          2.21%
Average Annual Returns
1 year                                                 4.37%          4.68%
5 years                                                4.84%          5.15%
Since Portfolio Inception                              4.36%          4.66%
7-day annualized yield                                 4.30%          4.60%
30-day annualized yield                                4.22%          4.53%
6-month distributions per share                       $0.020         $0.022

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                             Treasury Money Market

                     Feb-99    Mar-99     Apr-99    May-99    Jun-99    Jul-99
--------------------------------------------------------------------------------
Class A NET            4.09      4.20       4.08      4.03      4.12      4.27
Class Y NET            4.39      4.50       4.38      4.33      4.43      4.57

Total Net Assets:  $4,006,391,241
Average Maturity:  49 days

/1/ The returns reflect expense limits previously in effect, without which returns would have been lower. This fund has 12b-1 fees for Class A of .30%, Class Y does not pay a 12b-1 fee.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                      FLORIDA MUNICIPAL MONEY MARKET FUND
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended
                                           July 31, 1999       Period Ended
                                            (Unaudited)    January 31, 1999 (a)
 CLASS A SHARES
 Net asset value, beginning of period          $1.00              $1.00
                                               -----              -----
 Net investment income                          0.01               0.01
 Less distributions to shareholders from
  net investment income                        (0.01)             (0.01)
                                               -----              -----
 Net asset value, end of period                $1.00              $1.00
                                               -----              -----
 Total return                                   1.20%              0.69%
 Ratios and supplemental data
 Net assets, end of period (millions)          $  79              $  84
 Ratios to average net assets
  Expenses*                                     0.93%+             0.93%+
  Net investment income                         2.39%+             2.66%+

                                          Six Months Ended
                                           July 31, 1999       Period Ended
                                            (Unaudited)    January 31, 1999 (b)
 CLASS Y SHARES
 Net asset value, beginning of period          $1.00              $1.00
                                               -----              -----
 Net investment income                          0.01                  0++
 Less distributions to shareholders from
  net investment income                        (0.01)                 0++
                                               -----              -----
 Net asset value, end of period                $1.00              $1.00
                                               -----              -----
 Total return                                   1.35%              0.26%
 Ratios and supplemental data
 Net assets, end of period (millions)          $  --              $  --
 Ratios to average net assets
  Expenses*                                     0.63%+             0.65%+
  Net investment income                         2.69%+             2.98%+

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
 * The ratio of expenses to average net assets excludes fee credits and in-cludes fee waivers.
 +  Annualized.
++  Represents an amount less than $0.005 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               MONEY MARKET FUND
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended  Year Ended January 31,    Year Ended August 31,
                                           July 31, 1999    ----------------------  ------------------------
                                            (Unaudited)      1999     1998(a)         1997   1996    1995(b)
 CLASS A SHARES
 Net asset value, beginning of period          $ 1.00        $ 1.00    $ 1.00        $ 1.00  $ 1.00   $1.00
                                               ------        ------    ------        ------  ------   -----
 Net investment income                           0.02          0.05      0.02          0.05    0.05    0.03
 Less distributions to shareholders from
   net investment income                        (0.02)        (0.05)    (0.02)        (0.05)  (0.05)  (0.03)
                                               ------        ------    ------        ------  ------   -----
 Net asset value, end of period                $ 1.00        $ 1.00    $ 1.00        $ 1.00  $ 1.00   $1.00
                                               ------        ------    ------        ------  ------   -----
 Total return                                    2.16%         4.90%     2.08%         4.95%   5.05%   3.53%
 Ratios and supplemental data
 Net assets, end of period (millions)          $7,112        $5,210    $2,910        $2,803  $1,755   $ 685
 Ratios to average net assets
  Expenses#                                      0.84%+        0.85%     0.89%+        0.79%   0.75%   0.81%+
  Net investment income                          4.32%+        4.78%     4.91%+        4.87%   4.86%   5.26%+


                                          Six Months Ended Year Ended January 31,      Year Ended August 31,
                                           July 31, 1999   ----------------------    ------------------------
                                            (Unaudited)       1999     1998(a)        1997    1996   1995(c)
 Net asset value, beginning of period          $ 1.00        $ 1.00    $ 1.00        $ 1.00  $ 1.00   $1.00
                                               ------        ------    ------        ------  ------   -----
 Less distributions to shareholders from
   net investment income                        (0.02)        (0.04)    (0.02)        (0.04)  (0.04)  (0.03)
                                               ------        ------    ------        ------  ------   -----
 Net investment income                           0.02          0.04      0.02          0.04    0.04    0.03
 Net asset value, end of period                $ 1.00        $ 1.00    $ 1.00        $ 1.00  $ 1.00   $1.00
                                               ------        ------    ------        ------  ------   -----
 Total return*                                   1.81%         4.18%     1.78%         4.22%   4.31%   2.78%
 Ratios and supplemental data
 Net assets, end of period (millions)          $   67        $   65    $   25        $   23  $   10   $   8
 Ratios to average net assets
  Expenses#                                      1.53%+        1.55%     1.59%+        1.49%   1.45%   1.51%+
  Net investment income                          3.61%+        4.09%     4.22%+        4.16%   4.18%   4.54%+

(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 4, 1995 (commencement of class operations) to August 31, 1995.
(c) For the period from January 26, 1995 (commencement of class operations) to August 31, 1995.
 *  Excluding applicable sales charges.
 +  Annualized.
 #  The ratio of expenses to average net assets excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               MONEY MARKET FUND

                              Financial Highlights
                (For a share outstanding throughout each period)


                          Six Months Ended        Year Ended January 31,
                           July 31, 1999        --------------------------           Year Ended
                            (Unaudited)             1999       1998 (a)          August 31, 1997 (b)
 CLASS C SHARES
 Net asset value,
  beginning of period          $1.00                 $ 1.00        $ 1.00              $1.00
                               -----            -----------   -----------              -----
 Net investment income          0.02                   0.04          0.02                  0++
 Less distributions to
  shareholders from net
  investment income            (0.02)                 (0.04)        (0.02)                 0++
                               -----            -----------   -----------              -----
 Net asset value, end of
  period                       $1.00            $      1.00   $      1.00              $1.00
                               -----            -----------   -----------              -----
 Total return*                  1.81%                  4.16%         1.78%              0.37%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $   6            $         5   $         2              $   5
 Ratios to average net
  assets
  Expenses#                     1.53%+                 1.55%         1.59%+             1.67%+
  Net investment income         3.62%+                 4.09%         4.20%+             4.42%+

                                           Year Ended January
                          Six Months Ended       31,               Year Ended August 31,
                           July 31, 1999   ------------------  -----------------------------
                            (Unaudited)      1999    1998(a)   1997   1996   1995    1994(c)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $ 1.00      $ 1.00     $1.00    $1.00  $1.00  $1.00   $1.00
                               ------      ------     -----    -----  -----  -----   -----
 Net investment income           0.02        0.05      0.02     0.05   0.05   0.05    0.03
 Less distributions to
  shareholders from net
  investment income             (0.02)      (0.05)    (0.02)   (0.05) (0.05) (0.05)  (0.03)
                               ------      ------     -----    -----  -----  -----   -----
 Net asset value, end of
  period                       $ 1.00      $ 1.00     $1.00    $1.00  $1.00  $1.00   $1.00
                               ------      ------     -----    -----  -----  -----   -----
 Total return                    2.31%       5.21%     2.21%    5.27%  5.36%  5.38%   2.92%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $1,635      $1,745     $ 610    $ 635  $ 671  $ 283   $ 273
 Ratios to average net
  assets
  Expenses#                      0.53%+      0.55%     0.59%+   0.48%  0.45%  0.53%   0.32%+
  Net investment income          4.61%+      5.07%     5.22%+   5.13%  5.16%  5.26%   3.46%+

(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
(c) Ten months ended August 31, 1994. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 1994.
 *  Excluding applicable sales charges.
 +  Annualized.
++  Represents an amount less than $0.005 per share.
 #  The ratio of expenses to average net assets excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND
                              Financial Highlights
                (For a share outstanding throughout each period)


                          Six Months Ended Year Ended January 31,      Year Ended August 31,
                           July 31, 1999   ----------------------- ---------------------------
                           (Unaudited)    1999       1998(a)       1997   1996   1995(b)

 CLASS A SHARES
 Net asset value,
  beginning of period          $1.00       $ 1.00   $ 1.00       $1.00  $1.00   $1.00
                               -----       ------   ------       -----  -----   -----
 Net investment income          0.01         0.03     0.01        0.03   0.03    0.02
 Less distributions to
  shareholders from net
  investment income            (0.01)       (0.03)   (0.01)      (0.03) (0.03)  (0.02)
                               -----       ------   ------       -----  -----   -----
 Net asset value, end of
  period                       $1.00       $ 1.00   $ 1.00       $1.00  $1.00   $1.00
                               -----       ------   ------       -----  -----   -----
 Total return                   1.34%        3.07%    1.34%       3.13%  3.22%   2.24%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $ 809       $  737   $  672       $ 667  $ 661   $ 555
 Ratios to average net
  assets
  Expenses*                     0.87%+       0.87%    0.88%+      0.83%  0.79%   0.78%+
  Net investment income         2.69%+       3.02%    3.18%+      3.09%  3.14%   3.28%+


                           Six Months Ended  Year Ended January 31,   Year Ended August 31,
                             July 31, 1999  ----------------------- --------------------------
                             (Unaudited)   1999    1998(a)         1997   1996   1995   1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $1.00       $ 1.00   $ 1.00          $1.00  $1.00  $1.00  $1.00
                               -----       ------   ------          -----  -----  -----  -----
 Net investment income          0.01         0.03     0.01           0.03   0.03   0.04   0.02
 Less distributions to
  shareholders from net
  investment income            (0.01)       (0.03)   (0.01)         (0.03) (0.03) (0.04) (0.02)
                               -----       ------   ------          -----  -----  -----  -----
 Net asset value, end of
  period                       $1.00       $ 1.00   $ 1.00          $1.00  $1.00  $1.00  $1.00
                               -----       ------   ------          -----  -----  -----  -----
 Total return                   1.49%        3.38%    1.47%          3.44%  3.53%  3.59%  2.50%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $ 648       $  540   $  386          $ 378  $ 617  $ 421  $ 402
 Ratios to average net
  assets
  Expenses*                     0.57%+       0.57%    0.58%+         0.53%  0.49%  0.50%  0.34%
  Net investment income         3.00%+       3.30%    3.46%+         3.37%  3.44%  3.53%  2.47%

(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 5, 1995 (commencement of class operations) to August 31, 1995.
 *  The ratio of expenses to average net assets excludes fee credits.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     NEW JERSEY MUNICIPAL MONEY MARKET FUND
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended
                                           July 31, 1999       Period Ended
                                            (Unaudited)    January 31, 1999 (a)
 CLASS A SHARES
 Net asset value, beginning of period          $ 1.00             $ 1.00
                                               ------             ------
 Net investment income                           0.01               0.01
 Less distributions to shareholders from
  net investment income                         (0.01)             (0.01)
                                               ------             ------
 Net asset value, end of period                $ 1.00             $ 1.00
                                               ------             ------
 Total return                                    1.16%              0.66%
 Ratios and supplemental data
 Net assets, end of period (millions)          $  101             $   95
 Ratios to average net assets
 Expenses#                                       0.88%+             0.85%+
 Net investment income                           2.33%+             2.46%+

                                                           Period Ended
                                                         July 31, 1999 (b)
                                                            (Unaudited)
 CLASS Y SHARES
 Net asset value, beginning of period                          $1.00
                                                               -----
 Net investment income                                          0.01
 Less distributions to shareholders from net investment
  income                                                       (0.01)
                                                               -----
 Net asset value, end of period                                $1.00
                                                               -----
 Total return                                                   1.26%
 Ratios and supplemental data
 Net assets, end of period (millions)                          $   1
 Ratios to average net assets
 Expenses#                                                      0.58%+
 Net investment income                                          2.76%+

(a) For the period October 26, 1998 (commencement of class operations) to Janu-ary 31, 1999.
(b) For the period April 3, 1999 (commencement of class operations) to July 31, 1999.
 +  Annualized.
 # The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended Year Ended January 31,      Year Ended August 31,
                           July 31, 1999   --------------------------  ------------------------      Period Ended
                            (Unaudited)       1999        1998 (a)       1997       1996 (b)     February 29, 1996 (c)
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 1.00      $      1.00   $      1.00   $     1.00   $     1.00          $ 1.00
                               ------      -----------   -----------   ----------   ----------          ------
 Net investment income           0.01             0.03          0.01         0.03         0.01            0.02
 Less distributions to
  shareholders from net
  investment income             (0.01)           (0.03)        (0.01)       (0.03)       (0.01)          (0.02)
                               ------      -----------   -----------   ----------   ----------          ------
 Net asset value, end of
  period                       $ 1.00      $      1.00   $      1.00   $     1.00   $     1.00          $ 1.00
                               ------      -----------   -----------   ----------   ----------          ------
 Total return                    1.33%            2.96%         1.34%        3.05%        1.49%           1.72%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $  112      $        96   $        37   $       36   $       22          $    4
 Ratios to average net
  assets
   Expenses#                     0.60%+           0.61%         0.61%+       0.60%        0.55%+          0.47%+
   Net investment income         2.67%+           2.90%         3.15%+       3.01%        2.97%+          3.14%+

                          Six Months Ended Year Ended January 31,      Year Ended August 31,     Year Ended February 28,
                           July 31, 1999   --------------------------  ------------------------  ------------------------
                            (Unaudited)       1999        1998 (a)       1997       1996 (b)        1996         1995
 CLASS Y SHARES
 Net asset value,
  beginning of period          $ 1.00      $      1.00   $      1.00   $     1.00   $     1.00   $      1.00  $      1.00
                               ------      -----------   -----------   ----------   ----------   -----------  -----------
 Net investment income           0.01             0.03          0.01         0.03         0.01          0.03         0.03
 Less distributions to
  shareholders from net
  investment income             (0.01)           (0.03)        (0.01)       (0.03)       (0.01)        (0.03)       (0.03)
                               ------      -----------   -----------   ----------   ----------   -----------  -----------
 Net asset value, end of
  period                       $ 1.00      $      1.00   $      1.00   $     1.00   $     1.00   $      1.00  $      1.00
                               ------      -----------   -----------   ----------   ----------   -----------  -----------
 Total return                    1.38%            3.07%         1.38%        3.15%        1.51%         3.55%        2.81%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $   36      $        40   $        33   $       32   $       48   $        83  $        44
 Ratios to average net
  assets
   Expenses#                     0.50%+           0.52%         0.51%+       0.50%        0.50%+        0.37%        0.33%
   Net investment income         2.76%+           3.02%         3.26%+       3.10%        2.92%+        3.42%        3.09%

(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) Six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
 +  Annualized.
 # The ratio of expenses to average net assets excludes fee credits and includes fee waivers.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           TREASURY MONEY MARKET FUND

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended Year Ended January 31,      Year Ended August 31,
                           July 31, 1999   ----------------------      ------------------------     Year Ended
                            (Unaudited)       1999        1998 (a)      1997    1996   1995 (b)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 1.00      $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00        $ 1.00
                               ------      -----------   -----------   ------  ------   ------        ------
 Net investment income           0.02             0.05          0.02     0.05    0.05     0.03          0.04
 Less distributions to
  shareholders from net
  investment income             (0.02)           (0.05)        (0.02)   (0.05)  (0.05)   (0.03)        (0.04)
                               ------      -----------   -----------   ------  ------   ------        ------
 Net asset value, end of
  period                       $ 1.00      $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00        $ 1.00
                               ------      -----------   -----------   ------  ------   ------        ------
 Total return                    2.06%            4.75%         2.07%    4.82%   4.98%    3.58%         3.75%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $3,064      $     3,366   $     2,616   $2,485  $2,608   $1,178        $  755
 Ratios to average net
  assets
 Expenses #                      0.74%+           0.73%         0.73%+   0.72%   0.69%    0.63%+        0.50%
 Net investment income           4.10%+           4.63%         4.89%+   4.73%   4.76%    5.30%+        3.91%

                          Six Months Ended Year Ended January 31,      Year Ended August 31,
                           July 31, 1999   ----------------------      ------------------------     Year Ended
                            (Unaudited)       1999        1998 (a)      1997    1996   1995 (b)  December 31, 1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $ 1.00      $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00        $ 1.00
                               ------      -----------   -----------   ------  ------   ------        ------
 Net investment income           0.02             0.05          0.02     0.05    0.05     0.04          0.04
 Less distributions to
  shareholders from net
  investment income             (0.02)           (0.05)        (0.02)   (0.05)  (0.05)   (0.04)        (0.04)
                               ------      -----------   -----------   ------  ------   ------        ------
 Net asset value, end of
  period                       $ 1.00      $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00        $ 1.00
                               ------      -----------   -----------   ------  ------   ------        ------
 Total return                    2.21%            5.07%         2.20%    5.14%   5.29%    3.78%         4.06%
 Ratios and supplemental
  data
 Net assets, end of
  period (millions)            $  942      $     1,045   $       572   $  547  $  760   $  277        $  163
 Ratios to average net
  assets
 Expenses #                      0.44%+           0.43%         0.43%+   0.42%   0.39%    0.33%+        0.20%
 Net investment income           4.40%+           4.89%         5.19%+   5.02%   5.12%    5.60%+        3.78%

(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) Eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
 +  Annualized.
 #  The ratio of expenses to average net assets excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      FLORIDA MUNICIPAL MONEY MARKET FUND

                            Schedule of Investments
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 99.8%
             Florida - 99.8%
 $   300,000 Collier Cnty., FL Hlth. Facs. RB,
              Cleveland Clinic Hlth. Sys.,
              (LOC: Bank One, N.A.),
              3.40%, 8/2/1999....................................   $   300,000
   1,500,000 Dade Cnty, FL Pub. Svc. Tax RB,
              (Ins. by FSA),
              5.00%, 10/1/1999...................................     1,504,413
             Dade Cnty., FL IDA RB:
   2,445,000 Florida Convalescent Assoc. Proj.,
             Ser. 1986, (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             5.00%, VRDN.........................................     2,445,000
     200,000 Jay W. Lotspeich Proj., (LOC: Dai-Ichi Kangyo Bank,
             Ltd.),
             4.55%, VRDN.........................................       200,000
     450,000 Pot Co., Inc., (LOC: Dai-Ichi Kangyo Bank, Ltd.),
             4.55%, VRDN.........................................       450,000
   1,050,000 Quipp Inc. Proj., (LOC: BankAmerica, N.A.),
             3.35%, 8/5/1999.....................................     1,050,000
   3,500,000 Escambia Cnty., FL IDRB, Daws Mfg. Co., Inc. Proj.,
              (LOC: Amsouth Bank, N.A.),
              3.40%, VRDN........................................     3,500,000
     300,000 Escambia Cnty., FL PCRB, Gulf Power Co. Proj., (Gtd.
              by Gulf Power Co.),
              3.45%, 8/2/1999....................................       300,000
   1,540,000 Escambia Cnty., FL SFHRB, PFOTER, (LIQ: Merrill
              Lynch & Co., Inc.),
              3.24%, VRDN (a)....................................     1,540,000
   4,700,000 Florida Board of Ed. RB, ABN-Amro Munitops
              Certificates Trust, Ser. 1998-9, (LIQ: ABN-Amro
              Bank, N.V. & Ins. by FSA),
              3.29%, VRDN (a)....................................     4,700,000
   1,000,000 Florida Dev. Fin. Corp. IDRB, Suncoast Bakeries,
              Inc., Ser. A1, (LOC: SunTrust Banks, N.A.),
              3.30%, VRDN........................................     1,000,000
             Florida HFA MHRB:
   1,250,000 Falls of Venice Proj., (LOC: PNC Bank, N.A.),
             3.30%, VRDN.........................................     1,250,000
   3,500,000 Iona Lakes Proj., Ser. D, (Ins. by Continental
             Casualty),
             3.25%, 4/1/2000.....................................     3,500,000
   4,000,000 Florida Hsg. Fin. Corp. MHRB, Buchanan Bay
              Townhomes, (LOC: Chase Manhattan Bank, N.A.),
              3.45%, VRDN........................................     4,000,000
             Hillsborough Cnty., FL IDRB:
   1,895,000 Berry Packaging Inc., (LOC: BankAmerica, N.A.),
             3.35%, 8/5/1999.....................................     1,895,000
     450,000 Serigraphic Arts Inc. Proj., (LOC: Dai-Ichi Kangyo
             Bank, Ltd.),
             4.55%, VRDN.........................................       450,000
   2,200,000 Hillsborough Cnty., FL PCRB, Tampa Elec. Co. Proj.,
              (Gtd. by Tampa Elec. Co.),
              3.40%, 8/2/1999....................................     2,200,000

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $11,000,000 Hillsborough Cnty., FL Sch. Board COP, (LIQ:
              Citibank, N.A. & Ins. by MBIA),
              3.31%, VRDN (a).....................................   $11,000,000
   1,400,000 Jacksonville, FL Econ. Dev. Commission IDRB, Crown
              Products Corp. Inc., (LOC: SunTrust Banks, N.A.),
              3.30%, VRDN.........................................     1,400,000
   2,590,000 Jacksonville, FL Elec. Auth. RB,
              St. John's River,
              6.00%, 10/1/1999....................................     2,602,655
     900,000 Jacksonville, FL IDRB, Univ. of
              FL Hlth. Science Ctr., (LOC: BankAmerica, N.A.),
              3.40%, VRDN.........................................       900,000
   1,165,000 Lee Cnty., FL HFA-RB, Multi Cnty. Program Ser. A,
              Subser. 3, (Ins. by AMBAC),
              3.15%, 11/15/1999...................................     1,165,000
             Miami-Dade Cnty., FL IDA RB:
   2,000,000 Edron Fixture Corp. Proj., Ser. 1999A, (LOC: SunTrust
             Banks, N.A.),
             3.25%, 8/4/1999......................................     2,000,000
   5,000,000 Professional Modifications Svcs. Inc., (LOC: Bankers
             Trust Co.),
             3.30%, VRDN..........................................     5,000,000
   1,500,000 Orange Cnty., FL Hlth. Facs. Auth. RB, PFOTER, (LIQ:
              Merrill Lynch & Co., & Ins. by U.S. Treasury
              Securities),
              3.45%, 8/25/1999 (a)................................     1,500,000
     600,000 Palm Beach Cnty., FL IDRB, Florida Convalescent
              Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              5.00%, VRDN.........................................       600,000
   5,875,000 Palm Beach Cnty., FL Sch. Board COP, MSTR Ser. 1996B,
              (LIQ: Norwest Bank, N.A. & Ins. by AMBAC),
              3.50%, VRDN (a).....................................     5,875,000
   1,000,000 Palm Beach Cnty., FL Wtr & Swr RB, (LOC: Sanwa Bank,
              Ltd.),
              4.00%, VRDN.........................................     1,000,000
     695,000 Pinellas Cnty., FL HFA SFHRB, PFOTER, (LIQ: Merrill
              Lynch & Co., Inc. & COLL: FNMA),
              3.31%, VRDN (a).....................................       695,000
             Polk Cnty., FL IDA RB:
   2,000,000 Farmland Hydro, LP Proj., (LOC: Rabobank N.V.),
             3.15%, 8/5/1999......................................     2,000,000
   3,300,000 Sun Orchard Florida, Inc. Proj., (LOC: Bank One,
             N.A.),
             3.37%, VRDN..........................................     3,300,000
   2,000,000 Putnam Cnty., FL Dev. Auth. PCRB, Seminole Elec. Co.,
              (Gtd. by Rural Util. Svcs. Corp.),
              3.00%, 9/15/1999....................................     2,000,000
   1,735,000 St. John's Cnty., FL IDA RB, Bronz-Glow Technologies
              Proj., (LOC: SouthTrust Bank, N.A.),
              3.41%, VRDN.........................................     1,735,000

                                   EVERGREEN
                      FLORIDA MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 1,300,000 St. Petersburg (City of), FL Hlth. Fac. Auth. RB,
              Florida Blood Svcs. Inc. Proj., (LOC: SouthTrust
              Bank, N.A.),
              3.21%, VRDN.........................................  $ 1,300,000
   1,500,000 Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC:
              BankAmerica, N.A.),
              3.35%, VRDN.........................................    1,500,000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 2,500,000 Titusville, FL Multi Purpose RB,
              (LOC: BankAmerica, N.A.),
              3.25%, VRDN.......................................   $  2,500,000
                                                                   ------------

             Total Investments -
              (cost $78,357,068)..........................    99.8%   78,357,068
             Other Assets and
              Liabilities - net...........................     0.2       172,735
                                                             -----  ------------
             Net Assets...................................   100.0% $ 78,529,803
                                                             =====  ============

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
COLL   Collateral
COP    Certificates of Participation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
LIQ    Liquidity Provider
LOC    Letter of Credit
LP     Limited Partnership
MHRB   Multifamily Housing Revenue Bond
MBIA   Municipal Bond Investors Assurance Corp.
MSTR   Municipal Securities Trust Receipt
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipt
RB     Revenue Bond
SFHRB  Single Family Housing Revenue Bond
SPA    Security Purchase Agreement
VRDN   Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity. Interest rates presented for these securities are those in effect at July 31, 1999.

Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for re-payment of principal and interest on the obligation upon demand date, in-terest rate reset data or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC, and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               MONEY MARKET FUND

                            Schedule of Investments
                           July 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 CERTIFICATES OF DEPOSIT - 2.3%
 $100,000,000 Abby Natl. Treasury Svcs. Plc Corp.,
               5.25%, 12/14/1999...............................   $  100,003,653
  100,000,000 Societe Generale (New York),
               5.22%, 10/6/1999................................       99,999,863
                                                                  --------------
              Total Certificates of Deposit
               (cost $200,003,516).............................      200,003,516
                                                                  --------------
 COMMERCIAL PAPER - 56.9%*
              Asset-Backed - 37.0%
              Alpine Securitization Corp.:
   46,780,000 5.10%, 9/15/1999.................................       46,481,778
   53,000,000 5.13%, 8/18/1999.................................       52,871,607
              Atlantic Asset Securitization Corp.:
   86,109,000 5.12%, 8/17/1999.................................       85,913,054
   49,146,000 5.13%, 8/3/1999..................................       49,131,994
              Bavaria Universal Fund:
  100,000,000 5.13%, 8/27/1999.................................       99,629,500
  126,661,000 5.14%, 8/16/1999.................................      126,389,734
  125,000,000 5.14%, 8/17/1999.................................      124,714,445
              Broadway Capital Corp.:
   46,909,000 5.14%, 8/16/1999.................................       46,808,537
   38,940,000 5.15%, 8/2/1999..................................       38,934,429
   50,000,000 Caterpillar Financial Services,
               4.93%, 10/7/1999................................       49,981,709
              CC USA Inc.:
   75,000,000 5.35%, 5/22/2000.................................       75,000,000
  100,000,000 5.42%, 7/27/1999.................................      100,000,000
              Concord Minutemen Capital Corp.:
   46,309,000 5.11%, 8/3/1999..................................       46,295,853
   74,789,000 5.13%, 8/4/1999..................................       74,757,028
  100,000,000 5.14%, 8/12/1999.................................       99,842,944
  100,000,000 Falcon Asset Securitization,
               5.11%, 8/19/1999................................       99,744,500
   30,000,000 Goldman Sachs Group L.P. MTN,
               5.653%, 7/19/1999...............................       30,000,000
              Gotham Funding Corp.,
               (LOC: Republic Bank):
   25,936,000 5.15%, 8/6/1999..................................       25,917,449
   71,832,000 5.16%, 8/16/1999.................................       71,677,561
   40,513,000 5.17%, 8/16/1999.................................       40,425,728
   60,616,000 5.19%, 8/9/1999..................................       60,546,090
              Greenwich Funding Corp.:
   70,000,000 5.12%, 8/16/1999.................................       69,850,667
   61,596,000 5.13%, 8/2/1999..................................       61,587,222
              Lexington Parker Capital Corp.:
   72,974,000 4.83%, 8/5/1999..................................       72,934,837
  175,000,000 5.13%, 8/9/1999..................................      174,800,500
   50,000,000 5.13%, 8/16/1999.................................       49,893,125
   50,216,000 Lyon Short-Term Funding Corp.,
               5.12%, 8/18/1999................................       50,094,589
   75,000,000 Main Place Real Estate
               Investment Trust,
               5.2675%, 3/25/2000..............................       75,000,000
              Moat Funding LLC:
   40,373,000 5.17%, 9/9/1999..................................       40,146,878
  125,000,000 5.20%, 10/6/1999.................................      123,808,333
   75,000,000 5.22%, 10/8/1999.................................       74,260,500

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - continued
              Asset-Backed - continued
 $125,560,000 Old Line Funding Corp.,
               (LOC: Dai-Ichi Kangyo Bank, Ltd.)
               5.14%, 8/4/1999.................................   $  125,506,218
              Park Avenue Recreation Corp.:
  125,000,000 5.12%, 8/10/1999.................................      124,840,000
  125,000,000 5.12%, 8/24/1999.................................      124,591,111
              Sigma Fin. Corp.:
   75,000,000 4.84%, 8/2/1999..................................       74,989,917
   40,000,000 5.192%, 2/24/2000................................       39,999,773
   60,000,000 5.235%, 8/12/1999................................       60,000,000
   50,000,000 5.38%, 3/13/2000.................................       50,000,000
  156,670,000 Special Purpose Accounts Receivables,
               5.13%, 8/25/1999................................      156,134,189
   25,607,000 Thames Asset Global Securitization,
               5.11%, 8/17/1999................................       25,548,844
              Westways Funding:
   58,000,000 5.00%, 8/4/1999..................................       57,975,833
   50,000,000 5.05%, 8/11/1999.................................       49,929,861
   77,851,000 5.20%, 10/4/1999.................................       77,131,311
   62,000,000 5.20%, 10/6/1999.................................       61,408,933
                                                                  --------------
                                                                   3,265,496,581
                                                                  --------------
              Banks - 5.4%
  100,000,000 Citibank Credit Card,
               4.82%, 8/3/1999.................................       99,973,222
  175,000,000 Deutsche Bank AG NY,
               5.27%, 8/3/1999.................................      175,000,000
  100,000,000 Morgan (J.P.) & Co., Inc.,
               5.00%, 9/9/1999.................................       99,458,333
   50,000,000 National Bank of Canada (New York),
               5.20%, 4/26/2000................................       49,982,258
   50,000,000 Natl. Bank Commerce
               Memphis, TN,
               5.23%, 8/19/1999................................       49,977,997
                                                                  --------------
                                                                     474,391,810
                                                                  --------------
              Brokers - 1.6%
   70,000,000 Credit Suisse First Boston,
               New York,
               5.60%, 6/5/2000.................................       70,000,000
   75,000,000 Morgan Stanley Dean Witter
               Discover & Co.,
               4.93%, 2/4/2000.................................       75,000,000
                                                                  --------------
                                                                     145,000,000
                                                                  --------------
              Finance & Insurance - 12.9%
   50,000,000 Aetna Svcs., Inc.,
               5.13%, 8/19/1999................................       49,871,750
   58,338,000 Barton Capital Corp.,
               5.12%, 8/13/1999................................       58,238,436
   49,000,000 Countrywide Funding Corp.,
               5.13%, 8/18/1999................................       48,881,298

                                   EVERGREEN
                               MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - continued
              Finance & Insurance - continued
              Enterprise Funding Corp.
               (LOC: NationsBank):
 $ 80,841,000 4.95%, 8/19/1999.................................   $   80,640,918
  107,351,000 5.10%, 8/5/1999..................................      107,290,168
   59,161,000 5.10%, 9/20/1999.................................       58,741,943
  100,000,000 5.12%, 8/11/1999.................................       99,857,778
   50,000,000 Finova Capital Corp.,
               5.15%, 8/22/1999................................       50,000,000
              Metris Owner Trust:
   50,203,000 5.13%, 8/10/1999.................................       50,138,615
   50,268,000 5.13%, 8/19/1999.................................       50,139,062
              Monte Rosa Capital Corp.:
   37,375,000 5.12%, 8/18/1999.................................       37,284,635
   94,082,000 5.13%, 8/10/1999.................................       93,961,340
   50,000,000 Orix America, Inc.,
               (LOC: Norinchukin Bank)
               5.145%, 9/9/1999................................       50,000,000
              Repeat Offering Securitization Entity:
   33,100,000 5.11%, 8/9/1999..................................       33,062,413
   47,992,000 5.12%, 8/6/1999..................................       47,957,872
   52,400,000 5.12%, 8/11/1999.................................       52,325,476
              Westways Funding Corp.:
   50,000,000 4.90%, 8/3/1999..................................       49,986,389
   75,000,000 5.20%, 10/13/1999................................       74,209,167
   46,000,000 Windmill Funding Corp.,
               5.12%, 8/9/1999.................................       45,947,662
                                                                  --------------
                                                                   1,138,534,922
                                                                  --------------
              Total Commercial Paper
               (cost $5,023,423,313)...........................    5,023,423,313
                                                                  --------------
 CORPORATE BONDS & NOTES - 32.3%
              Asset-Backed - 7.2%
              Bear Stearns Co. Inc. MTN:
  100,000,000 5.7398%, 7/17/2000...............................      100,000,000
   46,000,000 6.083%, 10/6/1999................................       46,042,240
   70,000,000 Bravo Trust Series, FRN,
               5.39%, 10/15/1999...............................       70,000,000
   75,000,000 Capital Corp. MTN,
               5.875%, 7/20/2000...............................       74,979,689
   33,800,000 Cooperative Associates Tractor Dealers B,
               5.15%, 8/2/1999.................................       33,795,165
  100,000,000 Credit Suisse First Boston Inc.,
               5.523%, 8/6/1999................................      100,000,000
   22,500,000 Heller Financial Inc.,
              6.50%, 5/15/2000.................................       22,611,870
              Lehman Brothers Holdings Inc.:
   32,285,000 6.33%, 8/1/2000..................................       32,360,483
    8,500,000 6.50%, 7/18/2000.................................        8,534,310
   50,000,000 Liberty Lighthouse U.S.
               Capital, MTN,
               5.26%, 2/10/2000................................       50,000,000
   75,000,000 Moat Funding LLC,
               5.2462%, 8/27/1999..............................       75,000,000

  Principal
    Amount                                                           Value

 CORPORATE BONDS & NOTES - continued
              Asset-Backed - continued
 $ 20,000,000 Morgan JP & Co. Inc.,
               5.875%, 5/1/2000...............................   $   20,029,433
                                                                 --------------
                                                                    633,353,190
                                                                 --------------
              Automotive Equipment & Manufacturing - 0.0%
    3,000,000 Ford Motor Co.,
               7.50%, 11/15/1999..............................        3,020,265
                                                                 --------------
              Banks - 2.5%
    5,975,000 Gesmundo & Associates, Inc., FRN, (LOC: National
               City Bank)
               5.16%, 8/5/1999................................        5,975,000
              Health Care Funding LLC:
   10,215,000 5.16%, VRDN.....................................       10,215,000
   21,425,000 (LOC: National City Bank)
              5.16%, VRDN.....................................       21,425,000
    8,125,000 Houlihan Brothers,
               (LOC: National City Bank)
               5.16%, VRDN....................................        8,125,000
    3,675,000 KBL Capital Funding, Inc.,
               (LOC: National City Bank)
               5.16%, VRDN....................................        3,675,000
   12,900,000 LAM Funding LLC,
               (LOC: National City Bank)
               5.16%, VRDN....................................       12,900,000
              NationsBank Charlotte NC MTN:
   60,000,000 5.00%, 1/5/2000.................................       59,938,311
  100,000,000 5.16%, 10/5/1999................................       99,973,294
                                                                 --------------
                                                                    222,226,605
                                                                 --------------
              Brokers - 8.4%
              Donaldson Lufkin & Jenrette:
   55,000,000 5.73%, 6/16/2000................................       55,000,000
   50,000,000 5.79%, 7/10/2000................................       50,000,000
              Goldman Sachs Group L.P.,
               MTN:
  100,000,000 5.40%, 3/28/2000................................      100,000,000
   70,000,000 5.55%, 8/3/1999 (a).............................       70,000,000
   23,900,000 6.82%, 12/28/1999 (a)...........................       24,065,846
              Lehman Brothers Holdings Inc.:
   25,000,000 6.00%, 3/23/2000................................       25,074,174
   87,475,000 6.15%, 3/15/2000................................       87,660,474
   38,055,000 6.30%, 8/11/1999................................       38,064,641
    5,785,000 6.40%, 12/27/1999...............................        5,807,700
   19,200,000 6.625%, 1/24/2000...............................       19,291,012
    9,500,000 6.65%, 1/24/2000................................        9,547,120
   10,075,000 6.84%, 10/7/1999................................       10,103,158
   25,000,000 8.15%, 5/15/2000................................       25,477,412
   30,000,000 8.875%, 2/15/2000...............................       30,480,834
   60,000,000 FRN
              5.305%, 8/21/1999 (a)...........................       60,000,000
   59,000,000 Merrill Lynch & Co. Inc.,
               5.09%, 2/7/2000................................       59,000,000
   20,000,000 Morgan Stanley Dean Witter
               Discover & Co.,
               5.225%, 9/13/1999..............................       20,000,000

                                   EVERGREEN
                               MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 CORPORATE BONDS & NOTES - continued
              Brokers - continued
 $ 45,000,000 Paine Webber Group Inc. MTN,
               5.50%, 5/16/2000................................   $   45,000,000
    4,725,000 Salomon, Inc.,
               7.875%, 10/1/1999...............................        4,745,608
                                                                  --------------
                                                                     739,317,979
                                                                  --------------
              Energy - 0.2%
   17,330,000 Texaco Capital Inc.,
               9.00%, 12/15/1999...............................       17,570,305
                                                                  --------------
              Finance & Insurance - 10.5%
   80,000,000 Aetna Svcs., Inc.,
               5.66%, 11/1/1999................................       80,000,000
              Associates Corp. of North America:
   25,000,000 5.90%, 6/23/2000.................................       25,092,691
   20,000,000 6.125%, 11/12/1999...............................       20,057,831
   17,161,000 6.75%, 10/15/1999................................       17,220,393
    1,030,000 7.25%, 9/1/1999..................................        1,031,780
    9,000,000 Beneficial Corp.,
               5.07%, 9/23/1999................................        9,000,129
   60,000,000 CC USA Inc.,
               5.15%, 1/19/2000................................       60,000,000
              CIT Group Holdings, Inc.:
  100,000,000 4.89%, 9/27/1999.................................       99,961,299
    9,590,000 6.25%, 10/4/1999.................................        9,610,101
   85,000,000 Countrywide Funding Corp., MTN,
               5.195%, 1/11/2000...............................       85,000,000
   40,000,000 Countrywide Home Loans,
               5.00%, 8/6/1999.................................       39,998,897
   11,580,000 Finova Capital Corp. MTN,
               6.22%, 3/1/2000.................................       11,621,856
              Ford Motor Credit Co.:
    7,000,000 6.375%, 4/3/2000.................................        7,040,673
   10,850,000 7.50%, 11/19/1999................................       10,926,342
              GMAC:
   10,584,000 6.05%, 10/4/1999.................................       10,602,088
    4,000,000 8.00%, 10/1/1999.................................        4,019,274
   24,405,000 8.40%, 10/15/1999................................       24,569,241
              Heller Finl. Inc. MTN:
   50,000,000 5.10%, 7/19/1999.................................       50,012,700
   40,600,000 6.14%, 4/13/2000.................................       40,694,259
    5,250,000 6.51%, 9/20/1999.................................        5,258,637
   13,000,000 7.875%, 11/1/1999................................       13,084,904
   14,000,000 9.125%, 8/1/1999.................................       14,000,000
   28,200,000 Heller Pass Through Asset Trust,
               6.35%, 8/15/1999................................       28,208,299
   10,000,000 Household Fin. Corp., MTN,
               5.875%, 12/1/1999...............................       10,025,334
   25,000,000 PHH Corp., MTN,
               5.88%, 8/4/1999.................................       25,000,000
              Transamerica Fin. Corp. MTN:
  131,000,000 5.56%, 10/22/1999................................      131,000,810
    9,200,000 7.22%, 4/28/2000.................................        9,328,611
    5,200,000 Travelers Property Casualty Corp.,
               6.75%, 9/1/1999.................................        5,204,197
   80,000,000 VW Credit Inc. MTN,
               5.417%, 6/2/2000................................       79,952,980
                                                                  --------------
                                                                     927,523,326
                                                                  --------------

  Principal
    Amount                                                       Value

 CORPORATE BONDS & NOTES - continued
              Industrial Specialty Products & Services -
                0.9%
              Caterpillar Finl. Svcs., Inc.:
 $  5,000,000 6.16%, 11/1/1999............................   $    5,012,527
   12,000,000 6.87%, 11/1/1999............................       12,053,590
   10,000,000 Greyhound Finl. Corp. MTN,
               6.65%, 1/19/2000...........................       10,052,112
    1,000,000 Heinz H.J. Co.,
               6.75%, 10/15/1999..........................        1,003,461
   50,000,000 Xerox Credit Corp. MTN,
               5.113%, 3/21/2000..........................       49,987,130
                                                             --------------
                                                                 78,108,820
                                                             --------------
              Retailing & Wholesale - 0.3%
              Sears Roebuck Acceptance Corp., MTN:
    4,000,000 6.24%, 11/15/1999...........................        4,013,764
   20,000,000 6.33%, 3/27/2000............................       20,105,552
                                                             --------------
                                                                 24,119,316
                                                             --------------
              Telecommunication Services & Equipment -
                2.3%
              GTE Corp.:
  100,000,000 5.135%, 9/13/1999...........................       99,944,420
  100,000,000 5.399%, 6/23/2000...........................       99,939,143
                                                             --------------
                                                                199,883,563
                                                             --------------
              Total Corporate Bonds & Notes
               (cost $2,845,123,369)......................    2,845,123,369
                                                             --------------
 FUNDING AGREEMENTS - 4.6%
   20,000,000 Combined Insurance Co. of
               America, FRN,
               5.41%, 10/1/1999 (a).......................       20,000,000
  100,000,000 General American, Cash Manager Plus, FRN,
               5.24%, 8/2/1999 (a)........................      100,000,000
              Jackson Natl. Life Insurance Co.,
  100,000,000 5.72%, 7/20/2000 (a)........................      100,000,000
   50,000,000 5.85%, 6/29/2000 (a)........................       50,000,000
              Monumental Life Insurance Co., FRN:
   90,000,000 5.16%, 8/11/1999 (a)........................       90,000,000
   30,000,000 5.19%, 8/25/1999 (a)........................       30,000,000
   20,000,000 Peoples Security Life, FRN,
               5.02%, 8/25/1999 (a).......................       20,000,000
                                                             --------------
              Total Funding Agreements
               (cost $410,000,000)........................      410,000,000
                                                             --------------
 MUNICIPALS - 3.0%
   27,795,000 California Hsg. Fin. Agcy. SFHRB, 5.21%,
               VRDN.......................................       27,795,000
   41,830,000 Detroit, MI Economic Dev. Corp., 5.23%,
               VRDN.......................................       41,830,000
  124,535,000 Macon Trust Pooled Var. Cert., 5.23%, VRDN..      124,535,000
   25,000,000 Richmond Cnty., GA Dev. Auth. IDRB, 5.65%,
               VRDN.......................................       25,000,000

                                   EVERGREEN
                               MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
    Amount                                               Value

 MUNICIPALS - continued
 $ 29,155,000 Square Butte Elec. Corp.,
               (LOC: Bank of America National
               Trust & Savings Association) 5.21%,
               VRDN...............................   $   29,155,000
   15,900,000 Warren Cnty., KY, IDA RB,
               5.23%, VRDN........................       15,900,000
                                                     --------------
              Total Municipals
               (cost $264,215,000)................      264,215,000
                                                     --------------
 REPURCHASE AGREEMENTS - 0.5% (cost $45,391,113)
   45,391,113 Societe Generale,
               (5.06% dated 7/30/99 due 8/2/99,
               maturity value $45,397,493) (b)....       45,391,113
                                                     --------------

    Shares                                                    Value

 MUTUAL FUND SHARES - 0.3% (cost $24,193,896)
   24,193,896 Federated Prime Value
               Obligation Fund.........................   $   24,193,896
                                                          --------------

              Total Investments -
               (cost $8,812,350,207)....................    99.9%  8,812,350,207
              Other Assets and
               Liabilities - net........................     0.1       7,258,101
                                                           -----  --------------
              Net Assets................................   100.0% $8,819,608,308
                                                           =====  ==============

 * Rates listed represent yield to maturity.
(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Collateralized by $46,242,000 U.S. Treasury STRIP 3.875%, 1/15/09; value including accrued interest $45,448,867.

Summary of Abbreviations:
FRN  Floating Rate Note
IDA  Industrial Development Authority
IDRB Industrial Development Revenue Bond
LOC  Letter of Credit
MTN  Medium Term Note
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond
VRDN Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity interest rates presented for these securities are those in effect at July 31, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                            Schedule of Investments
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - 99.2%
             Alabama - 1.8%
             Alabama IDA RB:
 $ 2,005,000 Air-Dro Cylinders, Inc.,
             (LOC: Fleet Bank, N.A.), 3.55%, VRDN.............   $    2,005,000
   3,345,000 Automation Technology Inds., Inc., (LOC: Columbus
             Bank & Trust Co.), 3.55%, VRDN...................        3,345,000
             Birmingham, AL Comml. Dev. Auth. RB, (LOC:
              Amsouth Bank, N.A.):
     865,000 Avondale Commerce Park Phase II,
             3.45%, VRDN......................................          865,000
     555,000 Southside Business Ctr., 3.45%, VRDN.............          555,000
   1,410,000 Florence, AL IDRB, Die Tech Inc. Proj., (LOC:
              SouthTrust Bank, N.A.), 3.46%, VRDN.............        1,410,000
   1,100,000 Guntersville, AL IDRB, KSG Realty Inc. Proj.,
              (LOC: Natl. Bank of Canada),
              3.46%, VRDN.....................................        1,100,000
   2,290,000 Hackleberg, AL IDRB, River Birch Homes Proj.,
              (LOC: Amsouth Bank, N.A.),
              3.60%, VRDN.....................................        2,290,000
   2,325,000 Huntsville, AL IDRB,
              (LOC: First of America), 3.35%, VRDN............        2,325,000
   2,340,000 Mobile Cnty., AL IDRB, Sherman Intl. Corp., Ser.
              1994A, (LOC: Columbus Bank & Trust Co.), 3.55%,
              VRDN............................................        2,340,000
   3,250,000 Oxford, AL GO, Swr. Warrants, MSTR, (LIQ: Societe
              Generale Bank, S.A. & Ins. by AMBAC), 3.21%,
              VRDN (a)........................................        3,250,000
   2,415,000 Ozark, AL Motel Facs. RB, Ozark Motel Proj.,
              (LOC: Amsouth Bank, N.A.),
              3.28%, VRDN.....................................        2,415,000
   5,000,000 Stevenson, AL IDB EDRB, Mead Corp. Proj., Ser. A,
              (LOC: Bank Austria AG), 3.50%, VRDN.............        5,000,000
                                                                 --------------
                                                                     26,900,000
                                                                 --------------
             Alaska - 0.7%
   9,745,000 Valdez, AK Marine Term RB, Sohio Pipe Co.,
              PFOTER, (LOC: Banque Natl. de Paris), 3.60%,
              5/11/2000.......................................        9,745,000
                                                                 --------------
             Arizona - 0.0%
     150,000 Maricopa Cnty., AZ IDA RB, McLane Co., Inc.
              Proj., (LOC: Wachovia Bank, N.A.),
              3.65%, VRDN.....................................          150,000
                                                                 --------------
             Arkansas - 0.5%
   3,255,000 Magnolia, AR IDRB, American Fuel Cell Proj.,
              (LOC: Credit Comml. de France),
              3.40%, VRDN.....................................        3,255,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Arkansas - continued
 $ 4,000,000 Trumann, AR IDRB, Roach Manufacturing Corp.,
              (LOC: Regions Bank, N.A.), 3.40%, VRDN..........   $    4,000,000
                                                                 --------------
                                                                      7,255,000
                                                                 --------------
             California - 3.7%
   6,200,000 California Statewide CDA RB, Sutter Hlth. Obl.
              Group,
              (LIQ: Indl. Bank of Japan, Ltd. & Ins. by
              AMBAC),
              3.75%, VRDN.....................................        6,200,000
   4,250,000 City of Paramount, CA MHRB, Century Place Apts.,
              Ser. 1989A, (LOC: Heller Finl. Inc.),
              3.95%, VRDN.....................................        4,250,000
   1,900,000 Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc
              Proj., Ser. 1995,
              (LOC: Sanwa Bank, Ltd.), 3.45%, VRDN............        1,900,000
             Los Angeles, CA MHRB:
  20,000,000 Channel Gateway Apts., Ser. 89B, (LOC: Fuji Bank,
             Ltd.), 5.25%, VRDN...............................       20,000,000
  11,255,000 Oakwood Apts. Proj., Ser. 1989B, (LOC: Sumitomo
             Bank, Ltd.), 4.40%, VRDN.........................       11,255,000
   1,300,000 Newport Beach, CA RB, Hoag Memorial Hosp. Proj.,
              Ser. A,
              (LOC: BankAmerica, N.A.),
             3.35%, VRDN......................................        1,300,000
   1,000,000 Ontario, CA IDRB, Erenberg Bros. Proj., Ser.
              1988A, Issue I,
              (LOC: Tokai Bank, Ltd.),
             5.00%, VRDN......................................        1,000,000
   7,700,000 Orange Cnty., CA Apt. Dev. RB, Park Place Apts.,
              (LOC: Tokai Bank, Ltd.),
             5.35%, VRDN......................................        7,700,000
                                                                 --------------
                                                                     53,605,000
                                                                 --------------
             Colorado - 3.0%
   5,000,000 Adams Cnty., CO IDRB, Yellow Freight Sys., Inc.,
              Ser. 1983,
              (LOC: LaSalle Natl. Bank),
             3.45%, VRDN......................................        5,000,000
   2,000,000 Colorado Hsg. & Fin. Auth. EDRB, De Louisiana
              Cruz Assoc. LLC Proj., Ser. A,
              (LOC: Key Bank, N.A.),
             3.35%, VRDN......................................        2,000,000
  21,670,000 Denver, CO City & Cnty. Arpt. RB, Ser. 1997K,
              Class A,
              (LIQ: Caisse de Depots et Consignations (CDC) &
              Ins. by MBIA),
             3.45%, 5/11/2000.................................       21,670,000
   5,000,000 Denver, CO City & Cnty. RB, The Children's Hosp.
              Assoc. Proj.,
              (LIQ: Sakura Bank, Ltd. & Ins. by FGIC),
             3.75%, VRDN......................................        5,000,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Colorado - continued
 $ 1,250,000 El Paso Cnty., CO Sch. Dist. GO, MSTR Ser. 1996D,
              (LIQ: Norwest Bank, N.A. & Ins. by FSA),
             3.50%, VRDN (a)..................................   $    1,250,000
   1,850,000 Highlands Ranch, CO Metro. Dist. RB, MSTR Ser.
              1996E,
              (LIQ: Norwest Bank, N.A. & Ins. by FSA),
             3.50%, VRDN (a)..................................        1,850,000
   5,000,000 Jefferson Cnty., CO COP, MSTR Ser. 1996F, (LIQ:
              Norwest Bank, N.A. & Ins. by MBIA),
             3.50%, VRDN (a)..................................        5,000,000
   2,220,000 Pueblo Cnty., CO Sch. Dist. COP, MSTR, (LIQ:
              Norwest Bank, N.A. & Ins. by MBIA),
             3.50%, VRDN (a)..................................        2,220,000
                                                                 --------------
                                                                     43,990,000
                                                                 --------------
             Connecticut - 0.9%
  13,560,000 Connecticut State GO, TOC, Ser. 1996A, (LOC:
              Toronto Dominion Bank),
             3.35%, VRDN......................................       13,560,000
                                                                 --------------
             Delaware - 0.4%
   3,000,000 Delaware EDA IDRB, Arlon, Inc. Proj., Ser. 1989,
              (LOC: BankAmerica, N.A.),
             3.60%, VRDN......................................        3,000,000
   2,480,000 New Castle Cnty., DE EDRB, Toys R Us Inc. Proj.,
              (LOC: Bankers Trust Co., NY),
             3.45%, VRDN......................................        2,480,000
                                                                 --------------
                                                                      5,480,000
                                                                 --------------
             District of Columbia - 1.0%
             District of Columbia GO:
   4,700,000 Ser. 1992A-2, (LOC: Canadian Imperial Bank),
             3.50%, VRDN......................................        4,700,000
   5,200,000 Ser. A-6, (LOC: BankAmerica, N.A.),
             3.50%, VRDN......................................        5,200,000
     120,000 Ser. C,
             5.10%, 12/1/1999.................................          120,661
     880,000 Ser. C, (Ins. by MBIA),
             5.10%, 12/1/1999.................................          884,846
   3,400,000 District of Columbia HFA MHRB, Ft. Lincoln Garden
              Proj., Ser. A,
              (LOC: Crestar Bank, N.A.),
             3.30%, VRDN......................................        3,400,000
                                                                 --------------
                                                                     14,305,507
                                                                 --------------
             Florida - 2.5%
   3,500,000 Florida Board of Ed. RB, ABN-Amro Munitops Master
              Trust, Ser. 1998-9, (SPA: ABN-Amro Bank NV &
              Ins. by FSA),
             3.29%, VRDN (a)..................................        3,500,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $12,500,000 Miami Dade Cnty., FL IDA Arpt. Facs. RB, Ser. B,
              (Gtd. by Boeing Corp.):
             3.30%, VRDN......................................   $   12,500,000
   9,000,000 Flightsafety Proj.,
             3.30%, VRDN......................................        9,000,000
   2,800,000 Orange Cnty., FL HFA MHRB, Oakwood Proj., Ser.
              1985E,
              (LOC: Fleet Bank, N.A.),
             3.55%, 10/1/1999.................................        2,800,000
   6,835,000 Orange Cnty., FL Hlth. Facs. Auth., MSTR SAK-11,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              AMBAC),
             3.40%, VRDN (a)..................................        6,835,000
   2,200,000 Pasco Cnty., FL IDRB, Pacific Med. Inc. Proj.,
              (LOC: BankAmerica, N.A.),
             3.35%, VRDN......................................        2,200,000
                                                                 --------------
                                                                     36,835,000
                                                                 --------------
             Georgia - 6.5%
   1,000,000 Albany Dougherty Cnty., GA Hosp. RB, Merck & Co.
              Proj., Ser. 1984A, (Gtd. by Merck & Co.),
             3.65%, VRDN......................................        1,000,000
   5,000,000 Albany Dougherty Cnty., GA Payroll RB, Merck &
              Co. Proj., Ser. 1982, (Gtd. by Merck & Co.),
             3.40%, VRDN......................................        5,000,000
  24,785,000 Bibb Cnty., GA GO, Ser. 1998C, Class A, (LOC:
              Caisse de Depots et Consignations (CDC)),
             3.29%, VRDN (a)..................................       24,785,000
   1,000,000 Cherokee Cnty., GA EDA IDRB, Piolax Corp. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
             4.45%, VRDN......................................        1,000,000
   2,200,000 Columbus, GA HFA MHRB, Quail Ridge Proj., Ser.
              1988, (LOC: Columbus Bank & Trust Co.),
             3.50%, VRDN......................................        2,200,000
   3,200,000 Conyers, GA IDRB, Handleman Co. Proj., (LOC:
              Columbus Bank & Trust Co.),
             3.35%, VRDN......................................        3,200,000
   7,000,000 Fayette Cnty., GA IDRB, Shinsei Corp. Proj.,
              (LOC: Bank of Tokyo-Mitubishi, Ltd.),
             4.25%, VRDN......................................        7,000,000
   5,040,000 Georgia Muni. Elec. Auth. Pwr. RB, MSTR SAK-15,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              MBIA),
             3.40%, VRDN (a)..................................        5,040,000
  14,510,000 Georgia Muni. Elec. Auth. RB, MTC-27A, (LIQ: Bank
              One, N.A. & Ins. by MBIA),
             3.26%, VRDN (a)..................................       14,510,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                      Schedule of Investments (continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Georgia - continued
 $ 4,100,000 Gwinnett Cnty., GA IDRB, Color Image Inc. Proj.,
              (LOC: Southtrust Bank, N.A.),
             3.36%, VRDN......................................   $    4,100,000
   6,500,000 Houston Cnty., GA IDRB, Diversified Machining
              Svcs. Co.,
              (LOC: Columbus Bank & Trust Co.),
             3.45%, VRDN......................................        6,500,000
  10,000,000 Macon Trust Pooled Certificates, Ser. 1997,
              (LOC: BankAmerica, N.A.),
             3.41%, VRDN......................................       10,000,000
   6,000,000 Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj.,
              Ser. 1985,
              (LOC: Indl. Bank of Japan, Ltd.),
             4.65%, VRDN......................................        6,000,000
   5,000,000 Savannah, GA EDA IDRB, Fuji Vegetable Oil, Inc.,
              Ser. 1989,
              (LOC: Bank of Tokyo-Mitubishi, Ltd.),
             4.25%, VRDN......................................        5,000,000
                                                                 --------------
                                                                     95,335,000
                                                                 --------------
             Hawaii - 0.9%
             Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg.
              Sys. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.):
  11,800,000 Ser. A,
             4.20%, VRDN......................................       11,800,000
   1,900,000 Ser. B,
             4.20%, VRDN......................................        1,900,000
                                                                 --------------
                                                                     13,700,000
                                                                 --------------
             Idaho - 2.1%
  10,000,000 Education Funding Assn., Inc., ID Student Loan
              RB, Ser. 1997-A, (LOC: First Security Bank,
              N.A.),
             3.30%, VRDN......................................       10,000,000
  16,680,000 Idaho Hsg. & Fin. Assoc. RB, PFOTER, (LIQ:
              Merrill Lynch & Co., Inc. & COLL: GNMA),
             3.40%, 5/11/2000.................................       16,680,000
   4,500,000 Twin Falls, ID IDRB, Longview Fibre Co. Proj.,
              (LOC: Sumitomo Bank, Ltd.),
             4.40%, VRDN......................................        4,500,000
                                                                 --------------
                                                                     31,180,000
                                                                 --------------
             Illinois - 9.2%
   2,820,000 Arlington Heights, IL, MHRB, Dunton Tower Apts.
              Proj.,
              (LOC: Heller Finl., Inc.),
             4.05%, VRDN......................................        2,820,000
   9,510,000 Aurora, IL MHRB, Fox Valley Vlg. Apts., Ser.
              1993,
              (LOC: Sumitomo Bank, Ltd.),
             4.35%, VRDN......................................        9,510,000
   3,000,000 Chicago, IL Empowerment Zone RB, Hyde Park
              Cooperative Society Proj., Ser. 1999, (LOC:
              LaSalle Natl. Bank, N.A.),
             3.60%, VRDN......................................        3,000,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
             Chicago, IL GO:
 $ 2,900,000 MSTR Ser. 1995A-2, SAK-13, (LIQ: Credit Suisse
             First
             Boston Corp. & Ins. by AMBAC),
             3.40%, VRDN (a)..................................   $    2,900,000
  12,962,609 ABN-Amro Munitops Master Trust, Ser. 1997-1,
             (LOC: LaSalle Natl. Bank, N.A.),
             3.51%, VRDN (a)..................................       12,962,609
  16,000,000 ABN-Amro Munitops Master Trust, Ser. 1998-3,
             (SPA: ABN-Amro Bank NV & Ins. by FGIC),
             3.31%, VRDN (a)..................................       16,000,000
             Chicago, IL O'Hare Intl. Arpt. RB:
   9,000,000 Northwest Airlines Inc., Ser. A, (LOC: Bank of
             Tokyo-Mitubishi, Ltd.),
             4.25%, VRDN......................................        9,000,000
  11,650,000 PFOTER,
             (LOC: Merrill Lynch & Co., Inc. & Ins. by AMBAC),
             3.24%, VRDN......................................       11,650,000
   3,490,000 Chicago, IL Sales Tax RB, Master Lease Program,
              (LIQ: Citibank, N.A. & Ins. by FGIC),
             3.31%, VRDN (a)..................................        3,490,000
   8,000,000 Decatur, IL Wtr. Commercial Paper, New South
              Water Treatment Proj., Ser. 1985, (LOC: Sumitomo
              Bank, Ltd.),
             4.00%, 8/25/1999.................................        8,000,000
   7,055,000 Franklin Park, IL GO, MSTR, Ser. 1993,
              (LIQ: Societe Generale Bank, S.A. & Ins. by
              AMBAC),
             3.21%, VRDN (a)..................................        7,055,000
  16,640,000 Hazelcrest (Vlg. of), IL Retirement Ctr. RB,
              Waterford Estates Proj., Ser. 1992A,
              (LOC: Sumitomo Bank, Ltd.),
             4.35%, VRDN......................................       16,640,000
   1,100,000 Illinois Dev. Fin. Auth. RB, Ivex Corp. Proj.,
              Ser. 1988,
              (LOC: Societe Generale Bank, S.A.),
             3.45%, VRDN......................................        1,100,000
   3,500,000 Illinois IDRB, MTI Corp. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
             4.65%, VRDN......................................        3,500,000
             Lombard, IL IDRB,
              (LOC: America Natl. Bank & Trust, N.A.):
     965,000 Chicago Roll Co. Proj., Ser. 1995,
             3.40%, VRDN......................................          965,000
   1,000,000 Tella Tool & Manufacturing Co. Proj.,
             3.40%, VRDN......................................        1,000,000
   1,000,000 Peoria, IL IDRB, PMP Fermentation Products, Inc.,
              (LOC: Sanwa Bank, Ltd.),
             4.55%, VRDN......................................        1,000,000
   6,500,000 Peoria, IL Sld. Wst. Disp. RB, PMP Fermentation
              Products, Inc., Ser. 1996, (LOC: Sanwa Bank,
              Ltd.),
             4.55%, VRDN......................................        6,500,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                      Schedule of Investments (continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
 $ 1,850,000 Skokie, IL, EDRB, Skokie Fashion Sq. Proj., (LOC:
              LaSalle Natl. Bank),
             3.53%, VRDN......................................   $    1,850,000
  15,210,000 Vernon Hills, IL MHRB, Hawthorn Lakes Proj., Ser.
              1991,
              (LIQ: Fuji Bank, Ltd. & Ins. by FSA),
             3.40%, VRDN......................................       15,210,000
                                                                 --------------
                                                                    134,152,609
                                                                 --------------
             Indiana - 1.3%
   1,000,000 Anderson, IN Ltd. Obl. RB, Anderson Tool &
              Engineering Proj.,
              (LOC: Key Bank, N.A.),
             3.40%, VRDN......................................        1,000,000
   6,000,000 Avilla, IN EDRB, Pent Assemblies Inc., Ser. 1996,
              (LOC: Natl. City Bank),
             4.35%, VRDN......................................        6,000,000
   3,085,000 East Chicago, IN BAN,
             5.00%, 7/1/2000..................................        3,085,000
   1,800,000 Madison, IN IDRB, Century Tube Corp. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             4.35%, VRDN......................................        1,800,000
   1,975,000 South Bend, IN MHRB, Maple Lane Assoc. Proj.,
              Ser. 1987,
              (LOC: FHLB of Indianapolis),
             3.45%, VRDN......................................        1,975,000
   5,000,000 Spencer Cnty., IN PCRB, American Iron Oxide Co.
              Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             4.30%, VRDN......................................        5,000,000
                                                                 --------------
                                                                     18,860,000
                                                                 --------------
             Iowa - 0.7%
  10,000,000 Iowa Fin. Auth. Hosp. Fac. RB, Iowa Hlth. Sys.,
              MSTR Ser. 1998-26, Class A,
              (LIQ: Bear Stearns Capital Markets & Ins. by
              MBIA),
             3.33%, 4/26/2000 (a).............................       10,000,000
                                                                 --------------
             Kansas - 0.4%
   2,100,000 Butler Cnty., KS Solid Wst. Disp. RB, Texaco
              Refining Proj., Ser. B,
              (Gtd. by Texaco, Inc.),
             3.50%, VRDN......................................        2,100,000
   1,000,000 Dodge City, KS IDRB, Farmland Natl. Beef Proj.,
              (LOC: U.S. Bank, N.A.),
             3.40%, VRDN......................................        1,000,000
             Salina (City of), KS RB, Salina Central Mall
              Partnership,
              (LOC: BankAmerica, N.A.):
   1,105,000 Dillard's Proj.,
             3.40%, VRDN......................................        1,105,000
   1,200,000 Penney's Proj.,
             3.40%, VRDN......................................        1,200,000
                                                                 --------------
                                                                      5,405,000
                                                                 --------------

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Kentucky - 0.1%
 $ 1,615,000 Jefferson Cnty., KY Indl. Bldg. RB, Beneke Wire
              Co. & Saranac Proj.,
              (LOC: PNC Bank, N.A.),
             3.30%, VRDN......................................   $    1,615,000
                                                                 --------------
             Louisiana - 0.2%
   2,930,000 Iberia Parish, LA IDB RB, Cuming
             Insulation Corp. Proj.,
             (LOC: Regions Bank, N.A.),
             3.30%, VRDN......................................        2,930,000
                                                                 --------------
             Maryland - 0.5%
   1,985,000 Howard Cnty., MD EDRB, Concrete Pipe & Prods.
              Proj.,
              (LOC: Crestar Bank, N.A.),
             3.30%, VRDN......................................        1,985,000
   4,995,000 Maryland CDA Dept. of Hsg. RB, PFOTER,
              (LOC: Merrill Lynch & Co., Inc.),
             3.70%, 2/17/2000.................................        4,995,000
                                                                 --------------
                                                                      6,980,000
                                                                 --------------
             Massachusetts - 1.5%
   9,650,000 Boston, MA RB, Boston City Hosp., TOC,
              (LIQ: Toronto Dominion Bank & Ins. by FHA),
             3.35%, VRDN......................................        9,650,000
             Massachusetts Indl. Fin. Auth. IDRB:
   3,400,000 225 Bodwell Proj.,
             (LOC: Citizen's Bank, N.A.),
             3.50%, VRDN......................................        3,400,000
     300,000 Copley Pharmaceutical, Inc.,
             (LOC: BankBoston, N.A.),
             4.42%, VRDN......................................          300,000
     555,000 Kryptonite Issue, Ser. 1990,
             (LOC: BankBoston, N.A.),
             4.00%, 9/1/1999..................................          555,000
     500,000 Leavy Realty & Jencoat Metal Inc. Proj., Ser.
             1994,
             (LOC: BankBoston, N.A.),
             4.17%, VRDN......................................          500,000
     700,000 Portland Causeway Realty Trust Co., Ser. 1988,
             (LOC: Citibank, N.A.),
             4.17%, VRDN......................................          700,000
   6,475,000 Massachusetts State GO,
              (Eff. Yield 3.25%) (b),
             0.00%, 5/1/2000..................................        6,321,179
                                                                 --------------
                                                                     21,426,179
                                                                 --------------
             Michigan - 1.5%
   5,560,000 Michigan HDA SFHRB, PFOTER, (LOC: Merrill Lynch &
              Co., Inc.),
             3.20%, 3/9/2000..................................        5,560,000
   6,000,000 Michigan Jobs Dev. Auth. PCRB, Mazda Motor Mfg.
              USA Corp., (LOC: Sumitomo Bank, Ltd.),
             4.65%, VRDN......................................        6,000,000
   1,380,000 Michigan Muni. Bond Auth. RB, Local Govt. Loan
              Program,
             3.15%, 11/1/1999.................................        1,378,935

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                      Schedule of Investments (continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Michigan - continued
 $ 6,000,000 Michigan Strategic Fund Ltd. Obl. RB, Quantum
              Composites Inc. Proj., (LOC: Heller Financial,
              Inc.),
             3.86%, VRDN......................................   $    6,000,000
   2,900,000 Sault Ste. Marie, MI Tribe Bldg. Auth. RB, Ser.
              1996A,
              (LOC: Natl. City Bank, N.A.),
             3.87%, VRDN......................................        2,900,000
                                                                 --------------
                                                                     21,838,935
                                                                 --------------
             Minnesota - 4.2%
   1,575,000 Duluth, MN EDA Healthcare RB, Benedictine Inc.,
              MSTR Ser. 1994E, (LIQ: Norwest Bank, N.A. & Ins.
              by AMBAC),
             3.50%, VRDN (a)..................................        1,575,000
   1,890,000 Duluth, MN EDA Hosp. Facs. RB, St. Luke's Hosp.,
              MSTR Ser. 1994F, (LIQ: Norwest Bank, N.A. & Ins.
              by AMBAC),
             3.50%, VRDN (a)..................................        1,890,000
             Minneapolis, MN GO,
              (LOC: Norwest Bank, N.A.):
     850,000 Convention Ctr. Proj., MSTR Ser. 1996B,
             3.50%, VRDN (a)..................................          850,000
   4,220,000 Sports Arena Proj., MSTR Ser. 1996A,
             3.50%, VRDN (a)..................................        4,220,000
             Minneapolis-St. Paul, MN Hsg. & Redev. Auth.
              Healthcare Sys. RB, (LIQ: Norwest Bank, N. A. &
              Ins. by FSA):
   6,500,000 MSTR, Ser. 1996E,
             3.50%, VRDN (a)..................................        6,500,000
   1,310,000 MSTR, Ser. 1996G,
             3.50%, VRDN (a)..................................        1,310,000
     965,000 North Branch, MN GO, Independent Sch. Dist. #138,
              MSTR Ser. 1996C, (LIQ: Norwest Bank, N.A. & Ins.
              by FGIC),
             3.50%, VRDN (a)..................................          965,000
   1,325,000 Osseo, MN GO, Independent Sch. Dist #279, MSTR
              Ser. 1994H, (LIQ: Norwest Bank, N.A. & Ins. by
              FGIC),
             3.50%, VRDN (a)..................................        1,325,000
   1,000,000 Prior Lake, MN GO, Independent Sch. Dist. #719,
              MSTR Ser. 1996D, (LIQ: Norwest Bank, N.A. & Ins.
              by FGIC),
             3.50%, VRDN (a)..................................        1,000,000
   2,510,000 Richfield, MN GO, Independent Sch. Dist. #280,
              MSTR Ser. 1994P, (LIQ: U.S. Bank, N.A. & Ins.
              by FGIC),
             3.50%, VRDN (a)..................................        2,510,000
   1,260,000 Rochester, MN Hlth. Care Facs. RB, Mayo Med.
              Ctr., MSTR Ser. 1994K, (LOC: Norwest Bank,
              N.A.),
             3.50%, VRDN (a)..................................        1,260,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Minnesota - continued
 $   750,000 Southern MN Muni. Pwr. Agy. RB, MSTR Ser. 1996I,
              (LIQ: Norwest Bank, N.A. & Ins. by FGIC),
             3.50%, VRDN (a)..................................   $      750,000
             Spring Lake Park, MN GO, Independent Sch. Dist.
              #016,
              (LIQ: Norwest Bank N.A. & Ins. by MBIA):
   2,175,000 MSTR, Ser. 1996E,
             3.50%, VRDN (a)..................................        2,175,000
   1,000,000 MSTR, Ser. 1996G,
             3.50%, VRDN (a)..................................        1,000,000
             St. Louis Park, MN Healthcare Facs. RB, Hlth.
              Sys. of MN,
              (LIQ: Norwest Bank N.A. & Ins. by AMBAC):
  10,200,000 MSTR, Ser. 1994-U1,
             3.50%, VRDN (a)..................................       10,200,000
  14,000,000 MSTR, Ser. 1994-V1,
             3.50%, VRDN (a)..................................       14,000,000
   2,090,000 Stewartville, MN IDRB, Halcon Corp. Proj.,
              (LIQ: U.S. Bank, N.A.),
             3.45%, VRDN......................................        2,090,000
   7,090,000 Washington Cnty., MN Hsg. & Redev. Auth. RB,
              Granada Pond Apts. Proj., (LOC: Sumitomo Bank,
              Ltd.),
             4.65%, VRDN......................................        7,090,000
                                                                 --------------
                                                                     60,710,000
                                                                 --------------
             Mississippi - 0.5%
   4,400,000 Jackson Cnty., MS Sewage Facs. RB, Chevron USA
              Inc. Proj., Ser. 94, (Gtd. by Chevron USA),
             3.45%, VRDN......................................        4,400,000
   3,000,000 Mississippi Business Fin. Corp. IDRB, Nitek Metal
              Svcs. Inc. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             4.25%, VRDN......................................        3,000,000
                                                                 --------------
                                                                      7,400,000
                                                                 --------------
             Missouri - 1.2%
   4,145,000 Missouri Dev. Fin. Board IDRB, Cook Composite Co.
              Proj., Ser. 1994, (LOC: Societe Generale Bank,
              S.A.),
             3.70%, VRDN......................................        4,145,000
   6,495,000 Missouri Hsg. Dev. Community RB, PFOTER,
              (LOC: Credit Suisse First Boston Corp.),
             3.25%, 3/9/2000..................................        6,495,000
   2,555,000 Mountain Grove, MO IDA Hlth. Care Facs. RB,
              Mountain Grove 1 Proj., (LOC: Key Corp.
              Capital),
             3.30%, VRDN......................................        2,555,000
   4,000,000 St. Louis Cnty., MO IDA MHRB, Black Forest Apts.
              Proj.,
              (LOC: Mercantile Bank, N.A.),
             3.25%, VRDN......................................        4,000,000
                                                                 --------------
                                                                     17,195,000
                                                                 --------------

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Nebraska - 0.7%
 $ 9,900,000 Nebraska Pub. Pwr. Dist. RB, MSTR Ser. A, (LIQ:
              Banc One Capital Hldgs. Inc. & Ins. by MBIA),
             3.26%, VRDN (a)..................................   $    9,900,000
                                                                 --------------
             Nevada - 0.6%
   3,200,000 Clark Cnty., NV IDRB, Nevada Cogeneration Assoc.,
              (LOC: ABN-Amro Bank NV),
             3.50%, VRDN......................................        3,200,000
   5,000,000 Nevada State GO, ABN-Amro Munitops Master Trust,
              Ser. 1998-1,
              (SPA: ABN-Amro Bank NV & Ins. by MBIA),
             3.51%, VRDN (a)..................................        5,000,000
                                                                 --------------
                                                                      8,200,000
                                                                 --------------
             New Hampshire - 0.2%
   2,400,000 New Hampshire Business Fin. Auth. IDRB,
              Luminescent Sys. Inc.,
              (LOC: HSBC Inc.),
             3.40%, VRDN......................................        2,400,000
                                                                 --------------
             New Jersey - 0.8%
   8,650,100 Bayonne, NJ BAN,
             4.38%, 9/10/1999.................................        8,653,513
     800,000 New Jersey EDA Natural Gas Facs. RB, Natural Gas
              Co., Ser. A,
              (LIQ: Societe Generale Bank, S.A. & Ins. by
              AMBAC),
             3.35%, VRDN......................................          800,000
   2,675,000 New Jersey EDA RB, East Meadow Corp. Proj., Ser.
              1986A,
              (LOC: Sanwa Bank, Ltd.),
             4.25%, VRDN......................................        2,675,000
                                                                 --------------
                                                                     12,128,513
                                                                 --------------
             New Mexico - 0.3%
   4,100,000 Albuquerque, NM IDRB, General Technology Corp.
              Proj.,
              (LOC: BankAmerica, N.A.),
             3.35%, VRDN......................................        4,100,000
                                                                 --------------
             New York - 4.3%
             Battery Park, NYC, NY Hsg. Auth. RB, Marina Twrs.
              Tender Corp. Proj., (LOC: Sumitomo Bank, Ltd.):
   7,800,000 Ser. A,
             4.80%, VRDN (a)..................................        7,800,000
   7,000,000 Ser. B,
             4.80%, VRDN (a)..................................        7,000,000
   6,000,000 Nassau Cnty., NY RAN,
              (LOC: Bank of New York, N.A.),
             4.25%, 3/15/2000.................................        6,023,616
   5,335,000 New York Mtge. Agy. RB, PFOTER, (LOC: Merrill
              Lynch & Co., Inc.),
             3.30%, 8/12/1999.................................        5,335,000
             New York Thruway Auth. RB:
   7,400,000 MSTR SG-119,
             (LOC: Societe Generale Bank, S.A.),
             3.40%, VRDN......................................        7,400,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             New York - continued
             New York Thruway Auth.
              RB - continued
 $ 6,500,000 Local Hwy. & Bridge Svc.,
             PFOTER, PA-172,
             (LOC: Merrill Lynch & Co., Inc.),
             3.26%, VRDN (a)..................................   $    6,500,000
             New York, NY GO, PFOTER,
              (LOC: Merrill Lynch & Co., Inc.):
  19,855,000 PA-148 Ser. L,
             3.29%, VRDN (a)..................................       19,855,000
   3,055,000 PA-228 Ser 1998C,
             3.29%, VRDN (a)..................................        3,055,000
                                                                 --------------
                                                                     62,968,616
                                                                 --------------
             North Carolina - 2.0%
   5,300,000 Cabarrus Cnty., NC Indl. Pollution Ctl. & Fin.
              Auth. RB, Oiles America Corp. Proj., Ser. 1989,
              (LOC: Indl. Bank of Japan, Ltd.),
             4.45%, VRDN......................................        5,300,000
   3,400,000 Halifax Cnty., NC Indl. Facs. & Pollution Control
              Fin. Auth. RB, Westmoreland Proj.,
              (LOC: Credit Suisse First Boston Corp.),
             3.50%, VRDN......................................        3,400,000
  10,995,000 North Carolina Muni. Pwr. Agy. RB, MSTR Ser.
              1998-43, Class A,
              (LIQ: Bear Stearns Capital Markets & Ins. by
              MBIA),
             3.33%, 4/25/2000 (a).............................       10,995,000
   4,000,000 Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety
              Appliance Co.,
              (LOC: Sanwa Bank, Ltd.),
             3.25%, VRDN......................................        4,000,000
   3,360,000 Robeson Cnty., NC Indl. Facs. RB, Rocco Turkeys
              Inc. Proj.,
              (LOC: Rabobank Nederland),
             3.30%, VRDN......................................        3,360,000
   2,000,000 Vance Cnty., NC Indl. Facs. PCRB, Custom Molders
              Inc. Proj.,
              (LOC: BankAmerica, N.A.),
             3.35%, VRDN......................................        2,000,000
                                                                 --------------
                                                                     29,055,000
                                                                 --------------
             North Dakota - 1.1%
  16,000,000 Traill Cnty., ND Sld. Wst. Disp.RB, American
              Crystal Sugar Co. Proj.,
              (LOC: Norwest Bank, N.A.),
             3.35%, VRDN......................................       16,000,000
                                                                 --------------
             Ohio - 1.9%
   2,420,000 Fairlawn, OH Healthcare Fac. RB, Vlg. at St.
              Edwards Proj.,
             8.75%, 10/1/1999.................................        2,488,778
   8,300,000 Hamilton Cnty. OH Hlth. Sys. RB, Franciscan
              Sisters Poor Health Proj., Ser. A,
              (LOC: Sumitomo Bank, Ltd.),
             3.70%, VRDN......................................        8,300,000
   4,365,000 Lucas Cnty., OH IDRB, High Tech Properties Inc.
              Proj.,
             3.35%, VRDN......................................        4,365,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Ohio - continued
 $ 3,405,000 Ohio Hsg. Fin. Agy. MHRB, Pine Crossing Proj.,
              Ser. A,
              (LOC: Sumitomo Bank, Ltd.),
             4.65%, VRDN......................................   $    3,405,000
   5,000,000 Ohio Turnpike Commission Auth. RB, Master Lease
              Program,
              (LIQ: Citibank, N.A. & Ins. by FGIC),
             3.31%, VRDN (a)..................................        5,000,000
   3,900,000 St. Mary's, OH IDRB, Setex, Inc. Proj., (LOC:
              Indl. Bank of Japan, Ltd.),
             4.40%, VRDN......................................        3,900,000
                                                                 --------------
                                                                     27,458,778
                                                                 --------------
             Oklahoma - 0.7%
   7,700,000 Oklahoma City, OK IDA RB, Oklahoma Christian
              College,
              (LOC: Sumitomo Bank, Ltd.),
             4.70%, VRDN......................................        7,700,000
   2,050,000 Tulsa Cnty., OK GO Independent Sch. Dist. #5,
              Jenkins Bldg. Proj.,
             5.75%, 6/1/2000..................................        2,083,132
                                                                 --------------
                                                                      9,783,132
                                                                 --------------
             Oregon - 0.8%
   2,750,000 Oregon EDRB, Pacific Coast Seafoods Co. Proj.,
             (LOC: Union Bank of CA, N.A.),
             3.75%, VRDN......................................        2,750,000
   2,435,000 Portland, OR Swr. Sys. RB, Ser. A,
             6.50%, 6/1/2000..................................        2,490,098
   5,950,000 Umatilla Cnty., OR Sch. Dist. #8 RB, ROC, (LIQ:
              Toronto Dominion Bank & Ins. by MBIA),
             3.21%, VRDN......................................        5,950,000
                                                                 --------------
                                                                     11,190,098
                                                                 --------------
             Pennsylvania - 5.1%
   1,000,000 Allegheny Cnty., PA IDRB, Mine Safety Appliance
              Co., Ser. 1991, (LOC: Sanwa Bank, Ltd.),
             3.25%, VRDN......................................        1,000,000
             Butler Cnty., PA IDRB, Mine Safety Appliance Co.,
              (LOC: Sanwa Bank, Ltd.):
   1,000,000 Ser. 1991,
             3.25%, VRDN......................................        1,000,000
   3,000,000 Ser. 1992A,
             3.35%, VRDN......................................        3,000,000
   1,000,000 Ser. 1992B,
             3.35%, VRDN......................................        1,000,000
     500,000 Elk Cnty., PA IDRB, Stackpole Corp. Proj., Ser.
              1989,
              (LOC: Fleet Bank, N.A.),
             4.17%, VRDN......................................          500,000
             Emmaus, PA General Auth. RB:
   5,700,000 Pool Subser. B-19,
             (LOC: KBC Bank NV),
             3.25%, VRDN......................................        5,700,000
   8,600,000 Local Govt., Pool Subser. B-1, (LIQ: Goldman
             Sachs & Co.),
             3.25%, VRDN......................................        8,600,000

  Principal
   Amount                                                          Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Emmaus, PA General Auth. RB - continued
 $ 2,500,000 Mifflin Sch., Pool Subser. F-15,
             (LOC: KBC Bank NV),
             3.25%, VRDN....................................   $    2,500,000
  10,000,000 Montgomery Cnty., PA RB, Abbington Memorial
              Hosp., MSTR, Ser. 1998-31, Class A,
              (LIQ: Bear Stearns Capital & Ins. by AMBAC),
             3.51%, 5/17/2000 (a)...........................       10,000,000
  10,000,000 Pennsylvania GO, TOC Ser. 1999-3, (LIQ: Chase
              Manhattan Bank, N.A. & Ins. FGIC),
             3.21%, VRDN....................................       10,000,000
   9,715,000 Pennsylvania HFA-RB, Eagle Trust Cert.
              #97C3802, Class A,
             (LIQ: Citibank, N.A. & Ins. by FSA),
             3.18%, VRDN (a)................................        9,715,000
             Philadelphia, PA Wtr. & Wst. Wtr. RB:
   6,500,000 MSTR, Ser. 1997-11, Class A,
             (LIQ: Bear Stearns Capital Markets & Ins. by
             FGIC),
             3.33%, VRDN (a)................................        6,500,000
  14,995,000 MSTR, Ser. 1999-1,
             (LIQ: Commerzbank, AG & Ins. by AMBAC),
             3.31%, VRDN (a)................................       14,995,000
                                                               --------------
                                                                   74,510,000
                                                               --------------
             Rhode Island - 2.2%
  32,360,000 Rhode Island Hlth. & Ed. Bldg. Corp. RB,
              Lifespan Corp., MSTR, Ser. 1999-69A, Class A,
              (LIQ: Bear Stearns Capital & Ins. by U.S.
              Treasury),
             3.55%, 9/16/1999 (a)...........................       32,360,000
                                                               --------------
             South Carolina - 2.8%
   9,250,000 Allendale Cnty., SC IDRB, King Seeley Thermos
              Proj.,
              (LOC: BankBoston, N.A.),
             3.36%, VRDN....................................        9,250,000
   2,200,000 Florence Cnty., SC Solid Wst. Disp. RB, Roche
              Carolina Inc. Proj., Ser. 98,
              (LOC: Deutsche Bank AG),
             3.45%, VRDN....................................        2,200,000
   1,260,000 Richland Cnty., SC GO,
             6.25%, 3/1/2000................................        1,304,763
   2,050,000 South Carolina GO, Ser. N,
             6.25%, 5/1/2000................................        2,134,165
             South Carolina Jobs EDA RB:
   4,400,000 Lorraine Linens Proj.,
             (LOC: Southtrust Bank, N.A.),
             3.36%, VRDN....................................        4,400,000
     500,000 Ridge Pallets Inc., Ser. B,
             (LOC: Credit Commerce de France),
             3.50%, VRDN....................................          500,000
   2,700,000 Roller Bearing Co. Proj., Ser. 1994A, (LOC:
             Heller Finl. Inc.),
             4.01%, VRDN....................................        2,700,000
     700,000 Tuttle Co., Inc., Ser. A,
             (LOC: BankAmerica, N.A.),
             3.50%, VRDN....................................          700,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             South Carolina - continued
 $18,300,000 South Carolina Port Auth. RB, ABN-Amro Munitops
              Master Trust, Ser. 1998-7,
              (SPA: ABN-Amro Bank NV & Ins. by FSA),
              3.33%, VRDN (a)..................................   $   18,300,000
                                                                  --------------
                                                                      41,488,928
                                                                  --------------
              South Dakota - 0.3%
   5,055,000 Rapid City, SD EDRB, Civic Ctr. Assoc. Proj.,
              (LOC: Citibank, N.A.),
              3.46%, VRDN......................................        5,055,000
                                                                  --------------
              Tennessee - 2.6%
   2,100,000 Bristol, TN IDRB, Robinette Co. Proj., (LOC:
              First American Natl. Bank, N.A.),
              3.50%, VRDN......................................        2,100,000
              Chattanooga, TN IDRB:
   3,200,000 Radisson Read House Proj., Ser. 1995,
              (LOC: Heller Finl. Inc.),
              4.05%, VRDN......................................        3,200,000
   5,500,000 Top Flight, Inc. Proj.,
              (LOC: Natl. Bank of Canada),
              3.40%, VRDN......................................        5,500,000
   4,800,000 Maryville, TN Board of Ed. IDRB, Maryville
              College Proj.,
              (LOC: First American Natl. Bank, N.A.),
              3.40%, VRDN......................................        4,800,000
   1,700,000 Morristown, TN IDB RB, J.W. Allen & Co. Proj.,
              (LOC: Harris Trust & Savings Bank, N.A.),
              3.35%, VRDN......................................        1,700,000
     700,000 Nashville & Davidson Cnty. (Metro. Gov't. of), TN
              IDRB, Wellington IV Assoc. Proj.,
              (LOC: U.S. Bank, N.A.),
              3.45%, VRDN......................................          700,000
   8,465,000 Shelby Cnty., TN Hlth., Ed. & Hsg. Facs. RB, MSTR
              Ser. 1998-36, Class A, (LIQ: Bear Stearns
              Capital Markets & Ins. by MBIA),
              3.40%, VRDN (a)..................................        8,465,000
   3,750,000 Sumner Cnty., TN GO, Outlay Notes, Ser. 1999A,
              4.00%, 6/26/2000.................................        3,758,143
   8,000,000 Wilson Cnty., TN IDRB, Knight Leasing Co. Proj.,
              (LOC: First American Natl. Bank, N.A.),
              3.50%, VRDN......................................        8,000,000
                                                                  --------------
                                                                      38,223,143
                                                                  --------------
              Texas - 5.6%
   3,700,000 Bexar Cnty., TX Hsg. Fin. Corp. MHRB, UTSA Apts.
              Proj.,
              (LOC: Heller Finl. Inc.),
              3.91%, VRDN......................................        3,700,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
              Texas - continued
              Brazos River, TX Harbor Navigation Dist. RB:
 $ 4,600,000 Dow Chemical Co. Proj., Ser. 1996,
              (Gtd. by Dow Chemical Co.),
              3.55%, VRDN......................................   $    4,600,000
   1,000,000 Dow Chemical Co. Proj., Ser. 1997,
              (Gtd. by Dow Chemical Co.),
              3.55%, VRDN......................................        1,000,000
   1,200,000 Dow Chemical Co. Proj., Ser. 1998,
              (Gtd. by Dow Chemical Co.),
              3.55%, VRDN......................................        1,200,000
   5,200,000 Merey Sweeney Proj.,
              (LOC: Chase Manhattan Bank, N.A.),
              3.50%, VRDN......................................        5,200,000
   5,700,000 Brazos River, TX Harbor Navigation Dist., Sld.
              Wst. RB, Silica Products, Inc. Proj., Ser. 1998,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.25%, VRDN......................................        5,700,000
   4,160,000 Brazos River, TX PCRB, Texas Util. Elec. Co.,
              Ser. 96A, (LIQ: Bank of New York, N.A. & Ins. by
              AMBAC),
              3.45%, VRDN......................................        4,160,000
   1,410,000 Corpus Christi, TX GO, Capital Appreciation, Ser.
              A (Eff. Yield 3.33%) (b),
              0.00%, 11/1/1999.................................        1,398,372
   2,095,000 El Paso, TX Hosp. Dist. RB, Capital Appreciation,
              (Eff. Yield 4.05%) (b), (Ins. by MBIA),
              0.00%, 8/15/1999.................................        2,092,384
   2,880,000 Galveston, TX Hsg. Fin. Corp. MHRB, Villiage-by-
              the-Sea Apts. Proj., Ser. 1993,
              (LOC: Sumitomo Bank, Ltd.),
              4.70%, VRDN......................................        2,880,000
              Gulf Coast, TX IDA Solid Wst. Disp. RB, Citgo
              Petroleum Corp. Proj.:
   3,200,000 Ser. 1994,
              (LOC: Wachovia Bank, N.A.),
              3.50%, VRDN......................................        3,200,000
  10,000,000 Ser. 1998,
              (LOC: Bank Austria AG),
              3.50%, VRDN......................................       10,000,000
  12,000,000 Harris Cnty., TX GO, PFOTER,
              SGP-96, (LIQ: Societe Generale Bank, S.A.),
              3.19%, VRDN......................................       12,000,000
              Harris Cnty., TX Indl. Dev. Corp. IDRB:
   5,000,000 Southern Ionics, Inc. Proj.,
              (LOC: Southtrust Bank, N.A.),
              3.36%, VRDN......................................        5,000,000
   8,000,000 Zeon Chemicals Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.40%, VRDN......................................        8,000,000
   6,535,000 Texas Pub. Fin. Auth. Bldg. RB, General Svcs.
              Comml. Proj., (LIQ: Citibank, N.A. & Ins. by
              AMBAC),
              3.31%, VRDN (a)..................................        6,535,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $ 4,405,000 Ysleta, TX Independent Sch. Dist. RB, PFOTER, PZ-
              9,
              (Gtd. by Permanent Sch. Fund),
             3.41%, VRDN (a)..................................   $    4,405,000
                                                                 --------------
                                                                     81,070,756
                                                                 --------------
             Utah - 0.2%
   1,310,000 Salt Lake City, UT Redev. Agy. Tax RB,
              Neighborhood Redev., Ser. A,
             5.25%, 10/1/1999.................................        1,313,945
   2,300,000 Summit Cnty., UT IDRB, Hornes' Kimball Proj.,
              Ser. 1985,
              (LOC: U.S. Bank, N.A.),
             3.65%, VRDN......................................        2,300,000
                                                                 --------------
                                                                      3,613,945
                                                                 --------------
             Virginia - 1.3%
   4,300,000 Campbell Cnty., VA IDA RB, Hadson Pwr. 12 Proj.,
              Ser. 1990A,
              (LOC: Barclays Bank PLC),
             3.50%, VRDN......................................        4,300,000
             Henrico Cnty., VA IDA RB:
   5,344,000 White Oak Semiconductor Proj., Ser. 1997A,
             (Gtd. by Motorola Corp.),
             3.25%, VRDN......................................        5,344,000
   2,000,000 San-J Int'l. Proj.,
             (LOC: BankAmerica, N.A.),
             3.40%, VRDN......................................        2,000,000
   5,000,000 Hopewell, VA IDA RB, Hadson Pwr. 13 Proj., Ser.
              1990A,
              (LOC: Credit Suisse First Boston Corp.),
             3.50%, VRDN......................................        5,000,000
   1,000,000 Rockingham Cnty., VA IDA PCRB, Merck & Co. Proj.,
              Ser. 1982A, (Gtd. by Merck & Co.),
             3.40%, VRDN......................................        1,000,000
   1,700,000 Smyth Cnty., VA IDA RB, Summit Products Proj.,
              (LOC: Fifth Third Bank, N.A.),
             3.35%, VRDN......................................        1,700,000
                                                                 --------------
                                                                     19,344,000
                                                                 --------------
             Washington - 2.0%
  10,000,000 King Cnty., WA Sch. Dist. RB, MSTR MTC 31,
              (LIQ: Bank One Capital Holdings & Ins. by FGIC),
             3.26%, VRDN (a)..................................       10,000,000
  10,000,000 Seattle, WA Port Facs. Auth. RB, ABN-Amro
              Munitops Master Trust, Ser. 1998-16,
              (SPA: ABN-Amro Bank NV & Ins. by MBIA),
             3.31%, VRDN (a)..................................       10,000,000
   1,190,000 Washington Hsg. Fin. CDA MHRB, LTSC Properties
              Inc.,
              (LOC: U.S. Bank, N.A.),
             3.35%, VRDN......................................        1,190,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Washington - continued
 $ 7,430,000 Washington State GO, ROC Ser. 98-13,
              (LOC: Toronto Dominion Bank),
             3.21%, VRDN (a)..................................   $    7,430,000
                                                                 --------------
                                                                     28,620,000
                                                                 --------------
             West Virginia - 2.2%
   2,500,000 West Virgina Hsg. Dev. Fund RB, Interim Financing
              Notes, Ser. 1999F,
             3.65%, 9/16/1999.................................        2,500,000
             West Virginia EDA IDRB, Coastal Lumber Products
              Proj.,
              (LOC: Crestar Bank, N.A.):
   1,540,000 Ser. A,
             3.30%, VRDN......................................        1,540,000
   1,195,000 Ser. B,
             3.30%, VRDN......................................        1,195,000
   3,770,000 West Virginia Hsg. Dev. Fund RB, Interim
              Financing Notes, Ser. 1999G,
             3.65%, 9/21/1999.................................        3,770,000
  19,670,000 West Virginia Pub. Energy Auth. RB, PFOTER, PPT-
              184,
              (LIQ: Bay Hypotheken-und & Union Bank of
              Switzerland),
             3.26%, VRDN (a)..................................       19,670,000
   3,520,000 West Virginia State GO, BankBoston Trust
              Certificates, Ser. C, Class A, (LIQ: BankBoston,
              N.A. & Ins. by FGIC),
             3.35%, VRDN (a)..................................        3,520,000
                                                                 --------------
                                                                     32,195,000
                                                                 --------------
             Wisconsin - 0.6%
   4,000,000 Kohler, WI Solid Wst. Disp. RB, Kohler Co. Proj.,
              (LOC: Wachovia Bank, N.A.),
             3.35%, VRDN......................................        4,000,000
   4,000,000 Oconto Falls, WI CDA-RB, Oconto Falls Tissue
              Proj., Ser. A,
              (LOC: Natwest Bank, PLC),
             3.75%, 4/1/2000..................................        4,000,000
                                                                 --------------
                                                                      8,000,000
                                                                 --------------
             Wyoming - 0.2%
   2,700,000 Converse Cnty., WY Env. Impt. RB, Pacificorp
              Proj., Ser. 1995,
              (Gtd. by Pacificorp.),
             3.60%, VRDN......................................        2,700,000
                                                                 --------------
             Other - 15.4%
             Capital Realty Investors Tax Exempt Fund Ltd.,
              Floater Certificate,
              (LOC: Union Bank of Switzerland AG):
  21,285,000 Ser. 1996-1,
             3.40%, VRDN (a)..................................       21,285,000
  19,900,000 Ser. 1996-2,
             3.40%, VRDN (a)..................................       19,900,000
   6,345,000 Ser. 1996-3,
             3.40%, VRDN (a)..................................        6,345,000

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                      Schedule of Investments (continued)
                           July 31, 1999 (unaudited)

  Principal
   Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
             Charter Mac Floater Certificate
              Trust I, Low Floater Certificates,
              (LIQ: Bayerische Landesbanken & Ins. by MBIA):
 $11,500,000 2nd Tranche,
             3.41%, VRDN (a)..................................  $   11,500,000
   7,000,000 4th Tranche,
             3.18%, VRDN (a)..................................       7,000,000
  23,689,000 Clipper Tax Exempt Trust COP, Ser. 1998-1, Class
              B,
              (LIQ: State Street Bank & Trust Co. & Ins. by
              MBIA),
             3.46%, VRDN (a)..................................      23,689,000
             Koch Financial Corp. Muni. Tax Exempt Trust:
   6,623,075 Ser. 1996-1, Class A-2,
             (Gtd. by Koch Industries),
             4.50%, 4/6/2000 (a)..............................       6,641,115
   4,142,534 Ser. 1999-1, Class A-1,
             (Ins. by MBIA),
             3.10%, 2/7/2000..................................       4,141,572
             Merrill Lynch, Inc., PFOTER:
  14,240,000 PPT-4,
             (LIQ: Credit Suisse First Boston Corp. & Ins. by
             FHA),
             3.55%, VRDN......................................      14,240,000
   9,310,000 PPT-5,
             (LIQ: Credit Suisse First Boston Corp. & Ins. by
             FHA),
             3.60%, 5/4/2000..................................       9,310,000
  12,545,000 PPT-6,
             (LIQ: Credit Suisse First Boston Corp. & Ins. by
             FHA),
             3.70%, 5/11/2000 (a).............................      12,545,000
  11,180,000 PPT-7,
             (Ins. by AMBAC),
             3.38%, 2/11/2000 (a).............................      11,180,000
   4,300,000 PPT-8,
             (LIQ: Credit Suisse First Boston Corp.),
             3.60%, VRDN (a)..................................       4,300,000
   7,305,000 PPT-9,
             (LOC: Bayerische Landesbanken),
             3.41%, VRDN......................................       7,305,000
   5,815,000 SGP-8,
             (LIQ: Societe Generale Bank, S.A.),
             3.52%, VRDN......................................       5,815,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
             Morgan Keegan Muni. Products Trust Receipts,
              (LIQ: Credit Local de France & Ins. by U.S.
              Treasury):
 $ 2,815,000 Ser. 1999A,
             3.41%, VRDN......................................   $    2,815,000
  25,715,000 Ser. 1999D,
             3.41%, VRDN......................................       25,715,000
   1,400,000 Ser. 1999B,
             3.41%, VRDN......................................        1,400,000
             Pitney Bowes Credit Corp. Leasetop Trusts,
              (LIQ: Pitney Bowes Credit Corp. & Ins. by
              AMBAC):
   5,000,000 Ser. 1999-1,
             3.80%, 10/8/2000 (a).............................        5,000,000
   5,550,164 Ser. 1998-1,
             3.46%, VRDN (a)..................................        5,550,164
  19,159,487 Ser. 1998-2,
             3.51%, VRDN (a)..................................       19,159,487
                                                                 --------------
                                                                    224,836,338
                                                                 --------------
             Total Municipal Obligations
              (cost $1,445,754,477)...........................    1,445,754,477
                                                                 --------------

   Shares

 MUTUAL FUND SHARES - 0.8% - (cost $10,700,000)
  10,700,000 Federated Municipal Obligation Fund..............
                                                                     10,700,000
                                                                 --------------

             Total Investments -
              (cost $1,456,454,477).....................   100.0%  1,456,454,477
             Other Assets and
              Liabilities - net.........................     0.0         673,074
                                                           -----  --------------
             Net Assets.................................   100.0% $1,457,127,551
                                                           =====  ==============

                                   EVERGREEN
                          MUNICIPAL MONEY MARKET FUND

                      Schedule of Investments (continued)
                           July 31, 1999 (unaudited)

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations:
AMBAC American Municipal Bond Assurance Corp.
BAN  Bond Anticipation Note
CDA  Community Development Administration
COLL Collateral
COP  Certificate of Participation
EDA  Economic Development Authority
EDRB Economic Development Revenue Bond
FGIC Financial Guaranty Insurance Co.
FHA  Federal Housing Authority
FHLB Federal Home Loan Bank
FSA  Financial Security Assurance, Inc.
GNMA Government National Mortgage Association
GO   General Obligation
HDA  Housing Development Authority
HFA  Housing Finance Authority
IDA  Industrial Development Authority
IDB  Industrial Development Board
IDRB Industrial Development Revenue Bond
LIQ  Liquidity Provider
LOC  Letter of Credit
MBIA Municipal Bond Investors Assurance Corp.
MHRB Multifamily Housing Revenue Bond
MSTR Municipal Securities Trust Receipt
MTC  Municipal Trust Certificate
PCRB Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipt
PPT  Pooled Putable Trust
RAN  Revenue Anticipation Note
RB   Revenue Bond
ROC  Reset Option Certificate
SAK  Sakura Trust
SFHRB Single Family Housing Revenue Bond
SGP  Societe Generale Pool
SPA  Security Purchase Agreement
TOC  Tender Option Certificate
VRDN Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity. Interest rates presented for these securities are those in effect at July 31, 1999.

Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for re-payment of principal and interest on the obligation upon demand date. In-terest rate reset date or final maturity. These enhancements include: letters of credit; liquidty guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the stan-dards imposed by the Securities and Exchange Commission under Rule 2a-7 which was designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     NEW JERSEY MUNICIPAL MONEY MARKET FUND

                            Schedule of Investments
                           July 31, 1999 (unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.4%
            Delaware - 2.8%
 $2,820,000 Delaware River Port Auth. RB PA & NJ, PFOTER, (LIQ:
             Merrill Lynch & Co. & Ins. by FGIC),
             3.11%, VRDN.........................................  $  2,820,000
                                                                   ------------
            New Jersey - 93.8%
  2,000,000 Bayonne NJ, Temporary Notes,
             3.60%, 9/10/1999....................................     2,001,079
  1,450,000 Bedminster Township, NJ BAN,
             4.00%, 6/30/2000....................................     1,456,391
  2,500,000 Camden Cnty., NJ Impt. Auth. RB, Harvest Vlg. Proj.,
             Ser. A,
             (LOC: Chase Bank of Texas),
             3.30%, VRDN.........................................     2,500,000
    550,000 Clifton, NJ Board of Ed. GO,
             (Ins. by FSA),
             4.00%, 2/1/2000.....................................       552,296
    225,000 Cumberland Cnty., NJ GO,
             (Ins. by MBIA),
             4.63%, 2/15/2000....................................       226,149
  4,500,000 Essex Cnty., NJ TRAN,
             3.50%, 11/18/1999...................................     4,503,929
  3,000,000 Fairfield Township, NJ BAN,
             3.25%, 1/26/2000....................................     3,003,527
  2,000,000 Hillside Township, NJ TRAN,
             3.63%, VRDN.........................................     2,000,339
  2,200,000 Hudson Cnty., NJ Impt. Auth. Facs.
             RB, (LIQ: Morgan Stanley & Ins. by FGIC),
             3.11%, VRDN (a).....................................     2,200,000
    300,000 Kingsway, NJ Regional Sch. Dist.
             GO, (Ins. by FGIC),
             4.63%, 3/1/2000.....................................       302,512
  2,253,472 Maplewood Township, NJ BAN,
             3.50%, 10/22/1999...................................     2,254,684
            New Jersey Ed. Facs. Auth. RB:
  1,000,000 Higher Ed. Technology, Ser. A,
             4.25%, 9/1/1999.....................................     1,001,088
  2,300,000 MSTR, SGP 48,
             (LOC: Societe Generale Bank,
             S.A.& Ins. MBIA),
             3.11%, VRDN (a).....................................     2,300,000
            New Jersey EDA RB:
    500,000 2.65%, VRDN.........................................        500,000
  2,300,000 Ser. A, (LIQ: Bank of New York & Ins. by AMBAC),
             3.30%, VRDN.........................................     2,300,000
  7,700,000 Dow Chemical Co. - El Dorado Terminal, Ser. 1984 A,
             (Gtd. by Dow Chemical Co.),
             3.25%, VRDN.........................................     7,700,000
  2,000,000 Dow Chemical Co. - El Dorado Terminal, Ser. 1984 B,
             (Gtd. by Dow Chemical Co.),
             3.25%, VRDN.........................................     2,000,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
 $4,770,000 East Meadow Corp., Ser. B,
             (LOC: Sanwa Bank Ltd.),
             4.25%, VRDN.........................................  $  4,770,000
  2,400,000 Elizabethtown Wtr. Co. Proj.,
             Ser. B, (LIQ: Bank of New York & Ins. by AMBAC),
             2.60%, VRDN.........................................     2,400,000
  2,600,000 Hoffman La-Roche Inc. Proj.,
             (LOC: Bayerische Landesbank),
             3.30%, VRDN.........................................     2,600,000
    500,000 NJ Natural Gas Co., Ser. A,
             (LIQ: Societe Generale Bank &
             Ins. by AMBAC),
             3.35%, VRDN.........................................       500,000
  6,000,000 Thermal Energy Ltd.,
             (LOC: First National Bank Chicago),
             2.70%, VRDN.........................................     6,000,000
            New Jersey GO:
  2,000,000 3.00%, 9/9/1999.....................................      2,000,000
  1,000,000 3.10%, 2/10/2000....................................      1,000,000
  4,945,000 (LIQ: Merrill Lynch & Co.),
             3.16%, VRDN (a).....................................     4,945,000
    600,000 Ser. D,
             5.10%, 2/15/2000....................................       605,994
  5,700,000 MSTR, Ser. CB 1,
             (LOC: Chase Manhattan Bank),
             3.25%, VRDN.........................................     5,700,000
            New Jersey Health Care Fac. RB:
  1,700,000 Atlantic City Med. Center, Ser. A 1, (LOC: PNC Bank,
             N.A.),
             2.95%, VRDN.........................................     1,700,000
  1,000,000 Christian Health Center, Ser. A3,
             (LOC: Valley National Bank),
             2.95%, VRDN.........................................     1,000,000
  2,495,000 New Jersey MHRB, Ser. 110, (LIQ: Morgan Stanley &
             Ins. by FSA),
             3.16%, VRDN.........................................     2,495,000
            New Jersey Transport Trust Fund
             Auth. RB:
  1,000,000 3.14%, VRDN.........................................      1,000,000
  5,500,000 3.16%, VRDN.........................................      5,500,000
  6,570,000 Newark, NJ Healthcare Facs. RB, New Community Urban
             Renewal, Ser. 1995, (COLL: GNMA),
             4.35%, VRDN.........................................     6,570,000
  3,500,000 Springfield Township, NJ BAN,
             3.25%, 1/14/2000....................................     3,503,689
  4,670,000 Trenton, NJ BAN,
             3.25%, 3/10/2000....................................     4,672,719
  1,200,000 Union Cnty., NJ GO,
             4.75%, 2/1/2000.....................................     1,207,906
                                                                   ------------
                                                                     94,972,302
                                                                   ------------

                                   EVERGREEN
                     NEW JERSEY MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS -  continued
            New York - 2.8%
            Port Auth. NY & NJ, PFOTER:
 $  500,000 4.00%, 10/1/1999.....................................   $    500,380
  2,275,000 (LIQ: Morgan Stanley & Ins. by MBIA),
            3.13%, VRDN (a)......................................      2,275,000
                                                                    ------------
                                                                       2,775,380
                                                                    ------------
            Total Municipal Obligations
             (cost $100,567,682).................................    100,567,682
                                                                    ------------

            Total Investments -
             (cost $100,567,682)..........................    99.4%  100,567,682
            Other Assets and Liabilities - net............     0.6       636,829
                                                             -----  ------------
            Net Assets....................................   100.0% $101,204,511
                                                             =====  ============

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Note
COLL   Collateral
EDA    Economic Development Authority
FGIC   Federal Guaranty Insurance Co.
FSA    Financial Security Assurance, Inc.
GNMA   Governent National Mortgage Association
GO     General Obligation
LIQ    Liquidity Provider
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
MSTR   Municipal Securities Trust Receipt
PFOTER Puttable Floating Option Tax Exempt Receipts
RB     Revenue Bond
SGP    Societe Generale Pool
TRAN   Tax Revenue Anticipation Note
VRDN   Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity. Interest rates are presented for these securities are those in effect at July 31, 1999.

Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for re-payment of principal and interest on the obligation upon demand date, in-terest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                            Schedule of Investments
                           July 31, 1999 (unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.7%
            Delaware - 1.0%
 $1,400,000 Delaware River Port Auth. RB PA & NJ, 3.11%, VRDN...   $  1,400,000
                                                                   ------------
            Pennsylvania - 98.7%
  2,000,000 ABN Amro Munitops Certificates Trust, 3.17%, VRDN...      2,000,000
  4,400,000 Allegheny Cnty., PA Arpt. RB, PFOTER PT-176,
             3.19%, VRDN........................................      4,400,000
             Allegheny Cnty., PA Hosp. Dev. Auth. RB:
  3,000,000 St. Francis Hlth. Ctr. Sys,
             (LOC: First Natl. Bank of Chicago), 3.10%, VRDN.....     3,000,000
  1,955,000 St. Margaret Memorial Hosp., 3.20%, VRDN............      1,955,000
  1,490,000 Allegheny Cnty., PA IDA RB, United Jewish Federation
             Proj., Ser. A, (LOC: Mellon Bank N.A.),
             3.20%, VRDN.........................................     1,490,000
  1,750,000 Allegheny Cnty., PA IDRB, Chelsea Industries Inc.,
             (LOC: Mellon Bank N.A.),
             3.20%, VRDN.........................................     1,750,000
  1,000,000 Allegheny Cnty., PA Sanitary Auth., Swr. RB,
             3.15%, VRDN.........................................     1,000,000
  2,700,000 Beaver Cnty., PA Eagle Tax Exempt Trust,
             3.18%, VRDN.........................................     2,700,000
  5,000,000 Beaver Cnty., PA IDA PCRB, Atlantic Richfield,
             3.15%, VRDN.........................................     5,000,000
  4,200,000 Beaver Cnty., PA RB, Ser. 1993 A,
             3.30%, VRDN.........................................     4,200,000
    540,000 Benton, PA Area Sch. Dist. GO,
             5.90%, 6/1/2000.....................................       550,714
  3,500,000 Cambria Cnty., PA IDA RB, Cambria Cogen Co. Ser. A,
             3.25%, VRDN.........................................     3,500,000
  2,500,000 Carbon Cnty. PA IDA 1991A,
             3.35%, 8/2/1999.....................................     2,500,000
  1,000,000 Carbon Cnty., PA IDA CP,
             3.45%, 8/12/1999....................................     1,000,000
  1,000,000 Clarion Cnty., PA IDA RB, Meritcare MTC Inc. Proj.,
             Ser. 1991A, (LOC: PNC Bank),
             3.20%, VRDN.........................................     1,000,000
    630,000 Coatesville, PA Auth. Wtr. RB,
             (Ins. by FGIC),
             3.85%, 10/1/1999....................................       630,441
  2,000,000 Dauphin Cnty., PA General Auth. RB, Ed. & Hlth. Loan
             Program,
             (SPA: Chase Manhattan Bank & Ins. by AMBAC),
             3.19%, VRDN.........................................     2,000,000
    800,000 Delaware Cnty., PA IDA PCRB, British Petroleum
             Exploration and Oil,
             3.45%, VRDN.........................................       800,000
             Delaware Cnty., PA IDA RB:
    800,000 3.45%, VRDN.........................................        800,000
  1,100,000 Arpt. Facs. UPS Proj.,
             3.35%, VRDN.........................................     1,100,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $3,700,000 Delaware Valley, PA Fin. Auth. RB, Ser. B,
             (LOC: Credit Suisse First Boston Corp.)
            3.05%, VRDN.........................................   $  3,700,000
    265,000 East Penn, PA Sch. Dist. GO, Ser. A, (Ins. by FGIC),
            3.80%, 11/15/1999...................................        265,295
            Emmaus, PA General Auth. RB:
  1,000,000 3.25%, VRDN.........................................      1,000,000
  4,300,000 3.25%, 8/4/1999.....................................      4,300,000
    400,000 Local Govt. Ser. B,
            3.25%, VRDN.........................................        400,000
    600,000 Ser. B,
            3.25%, VRDN.........................................        600,000
  2,000,000 Ser. C,
            (LOC: Kredietbank N.V.),
            3.25%, VRDN.........................................      2,000,000
  3,000,000 Franconia Township, PA IDA RB, Ser. A, (LOC: Mellon
             Bank N.A.),
            3.30%, VRDN.........................................      3,000,000
    650,000 Lawrence Cnty., PA IDA PCRB, Calgon Corp. Proj.,
             Ser. A,
            3.65%, VRDN.........................................        650,000
  1,000,000 Lehigh Cnty., PA IDA RB, Allegheny Elec. Coop. Inc.,
            3.50%, VRDN.........................................      1,000,000
    850,000 Lewistown Borough, PA GO,
             (Ins. by FGIC),
            6.15%, 12/15/1999...................................        858,534
  4,000,000 Mercer Cnty., PA IDA PCRB, Penntecq, Inc. Proj.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.),
            5.15%, VRDN.........................................      4,000,000
  1,000,000 Montgomery Cnty., PA MSTR, Abbington Memorial Hosp.,
             Ser. 1998-31 Class A,
             (LIQ: Bear Stearns Capital Markets & Ins. by
             AMBAC),
            3.51%, 5/17/2000 (a)................................      1,000,000
  3,000,000 Montgomery Cnty., PA IDA RB,
            3.61%, VRDN.........................................      3,000,000
    385,000 Nazareth, PA Sch. Dist. GO,
             (Ins. by FGIC),
            3.80%, 11/15/1999...................................        385,429
    400,000 North Allegheny, PA Sch. Dist. GO,
             (Ins. by AMBAC),
            7.60%, 5/1/2000.....................................        412,707
  2,455,000 Northampton Cnty., PA Higher Ed. Auth. RB, PFOTER
             PA-176,
             (LIQ: Merrill Lynch & Co. & Ins. by MBIA),
            3.19%, VRDN.........................................      2,455,000
    315,000 Northern York Cnty., PA Sch. GO,
            3.60%, 11/15/1999...................................        315,000
  1,000,000 Parkland, PA Sch. Dist. GO,
             (Ins. by MBIA),
            5.95%, 3/1/2000.....................................      1,014,790
  1,500,000 Pennsylvania Economic Dev. Fin. Auth., Ser. G3,
            3.30%, 8/5/1999.....................................      1,500,000

                                   EVERGREEN
                    PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

 Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Pennsylvania Economic Dev. Fin. Auth. RB:
 $1,500,000 3.30%, VRDN.........................................  $  1,500,000
  1,100,000 Fansterl Inc. Proj.,
            3.30%, VRDN.........................................     1,100,000
  2,000,000 Ser. G10,
            3.30%, VRDN.........................................     2,000,000
  2,750,000 Pennsylvania Energy Dev. Auth. RB, (LOC: Lansbank),
            3.10%, VRDN.........................................     2,750,000
  2,000,000 Pennsylvania Higher Ed. Assistance Agcy., Student
             Loan RB, Ser. A,
             (LOC: SLMA),
            3.15%, VRDN.........................................     2,000,000
  2,280,000 Pennsylvania Hsg. Fin. Agcy.,
             PFOTER PT 119B,
             (SPA: Credit Suisse First Boston Corp.)
            3.24%, VRDN.........................................     2,280,000
  2,900,000 Pennsylvania Intergovernmental Coop. Auth. MSTR,
            3.19%, VRDN.........................................     2,900,000
            Pennsylvania Intergovernmental
            Coop. Auth. RB:
  2,000,000 3.21%, 8/5/1999.....................................     2,000,000
  1,000,000 City Of Philadelphia Funding Program, (Ins. by
            FGIC),
            6.00%, 6/15/2000....................................     1,021,171
            Pennsylvania St. GO:
  1,200,000 4.50%, 3/1/2000.....................................     1,207,142
    250,000 7.00%, 5/1/2000.....................................       260,320
            Pennsylvania St. Higher Ed'l Facs. Auth., RB:
  1,350,000 3.10%, 11/1/1999....................................     1,350,000
  3,200,000 3.75%, 5/1/2000.....................................     3,211,630
  2,500,000 Pennsylvania St. Higher Ed'l RB,
            3.75%, 5/1/2000.....................................     2,509,086
  1,000,000 Pennsylvania St., Univ. RB,
            4.80%, 8/15/1999....................................     1,000,636
  4,800,000 Philadelphia, PA Arpt. RB, MSTR,
             (SPA: Societe Generale & Ins. by FGIC),
            3.24%, VRDN.........................................     4,800,000
    255,000 Philadelphia, PA Gas RB, Ser. A,
             (Ins. by AMBAC),
            6.00%, 5/15/2000....................................       264,549
            Philadelphia, PA Hosp. & Higher Ed. Facs Auth. RB:
  1,570,000 3.50%, 5/15/2000....................................     1,572,387
  1,095,000 5.40%, 12/1/1999....................................     1,102,310
  4,800,000 Philadelphia, PA Hosp. & Higher Ed. Facs. RB,
             Childerns Hosp. Proj., Ser. A,
             (SPA: Morgan Guaranty Trust),
            3.40%, VRDN.........................................     4,800,000
  2,000,000 Philadelphia, PA Sch. Dist. GO,
             PFOTER PA-151,
            3.19%, VRDN.........................................     2,000,000
            Philadelphia, PA Wtr. & Wst. RB:
  5,000,000 3.31%, VRDN.........................................     5,000,000
    260,000 4.70%, 6/15/2000....................................       262,091

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $3,500,000 Philadelphia, PA, MSTR, Ser. 1997-11 Class A,
             (LIQ: Bear Stearns Capital Market & Ins. by FGIC),
            3.33%, 4/25/2000....................................   $  3,500,000
  1,445,000 Pittsburgh, PA Wtr. & Swr. Auth. RB,
            3.26%, VRDN.........................................      1,445,000
    360,000 Quaker Valley, PA Sch. Dist. GO,
             (Ins. by MBIA),
            3.90%, 10/1/1999....................................        360,281
  4,240,000 Quakertown, PA General Auth. RB, Ser. A, (LOC: PNC
             Bank N.A.),
            3.25%, VRDN.........................................      4,240,000
    440,000 Richland, PA Sch. Dist. GO, Ser. B,
             (Ins. by FSA),
            3.80%, 11/1/1999....................................        440,419
    900,000 Schuylkill Cnty. IDA, Northeastern Power, Ser. B,
             (SPA: Credit Local de France),
            3.45%, VRDN.........................................        900,000
    400,000 Schuylkill Valley, PA Sch. Dist. GO,
             (Ins. by FGIC),
            3.80%, 10/15/1999...................................        400,101
    295,000 Sharon, PA City Sch. Dist. GO,
             (Ins. by MBIA),
            3.65%, 5/15/2000....................................        295,000
    750,000 South Middleton, PA Sch. Dist. GO,
            5.75%, 5/15/2000....................................        763,657
  3,920,000 Southeastern, PA Trans. Auth. RB,
            3.16%, VRDN.........................................      3,920,000
    750,000 Sto Rox Sch., PA GO,
            6.10%, 6/15/2000....................................        766,816
    585,000 Trinity Area Sch. Dist., PA GO, Ser. B, (Ins. by
             FSA),
            4.00%, 11/1/1999....................................        585,844
    510,000 Univ. Pittsburgh, PA Higher Ed. RB, Ser. A,
             (Ins. by MBIA),
            6.40%, 4/1/2000.....................................        520,268
  1,150,000 Washington Cnty., PA Auth. RB,
             Ser. B-1,
            3.20%, VRDN.........................................      1,150,000
  4,085,000 Westmoreland Cnty. IDA IDRB, White Consolidated
             Ind., Inc.,
             (LOC: Chemical Bk.),
            3.52%, 12/1/1999....................................      4,085,000
  2,300,000 Wilkes Barre, PA IDA RB, Toys R Us Penn Inc.,
            3.28%, VRDN.........................................      2,300,000
                                                                   ------------
                                                                    145,796,618
                                                                   ------------

            Total Investments - (cost $147,196,618).......    99.7%  147,196,618
            Other Assets and Liabilities - net............     0.3       515,220
                                                             -----  ------------
            Net Assets....................................   100.0% $147,711,838
                                                             =====  ============

                                   EVERGREEN
                    PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                       Schedule of Investments(continued)
                           July 31, 1999 (unaudited)

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Secu-rities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC American Municipal Bond Assurance Corp.
CP   Commercial Paper
FGIC Financial Guaranty Insurance Co.
FSA  Financial Security Assurance, Inc.
GO   General Obligation
IDA  Industrial Development Authority
IDRB Industrial Development Revenue Bond
LIQ  Liquidity Provider
LOC  Letter of Credit
MBIA Municipal Bond Investors Assurance Corp.
MSTR Municipal Securities Trust Receipt
MTC  Municipal Trust Certificate
PCRB Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipt
RB   Revenue Bonds
SLMA Student Loan Marketing Association
SPA  Security Purchase Agreement
VRDN Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity. Interest rates presented for these securities are those in effect at July 31, 1999.

Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for re-payment of principal and interest on the obligation upon demand date, in-terest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           TREASURY MONEY MARKET FUND

                            Schedule of Investments
                           July 31, 1999 (unaudited)

  Principal
    Amount                                                           Value
 U.S. TREASURY NOTES - 27.3%
 $125,000,000 5.875% - 6.875%, 8/31/1999+.....................   $  125,096,991
   50,000,000 5.75%, 9/30/1999+...............................       50,079,123
  200,000,000 5.625%, 11/30/1999..............................      200,590,453
  200,000,000 5.625%, 12/31/1999..............................      200,711,768
  150,000,000 5.875%, 2/15/2000...............................      150,872,953
   50,000,000 5.5%, 3/31/2000.................................       50,120,154
  125,000,000 5.5%, 5/31/2000.................................      125,562,444
  115,000,000 5.875%, 6/30/2000...............................      115,557,791
   75,000,000 8.75%, 8/15/2000................................       77,583,161
                                                                 --------------
              Total U.S. Treasury Notes
               (cost $1,096,174,838)..........................    1,096,174,838
                                                                 --------------
 REPURCHASE AGREEMENTS - 76.7%*
  200,000,000 ABN-Amro, Inc. (1),
               5.05%, dated 7/31/1999,
               due 8/2/1999...................................      200,000,000
  200,000,000 Barclays Capital (2),
               5.05%, dated 7/26/1999,
               due 8/2/1999...................................      200,000,000
  200,000,000 Credit Suisse First Boston Corp. (3), 5.03%,
               dated 7/26/1999, due 8/2/1999..................      200,000,000
  400,000,000 Deutsche Bank AG (4),
               5.09%, dated 7/26/1999,
               due 8/2/1999...................................      400,000,000
  200,000,000 Dresdner Bank AG (5),
               5.03%, dated 7/31/1999,
               due 8/2/1999...................................      200,000,000
   50,500,000 Dresdner Bank AG** (6),
               4.73%, dated 4/6/1999,
               due 8/31/1999..................................       50,500,000
   76,125,000 Dresdner Bank AG** (7),
               4.75%, dated 4/6/1999,
               due 8/31/1999..................................       76,125,000
   50,312,500 Dresdner Bank AG** (8),
               4.73%, dated 4/12/1999,
               due 9/30/1999..................................       50,312,500

  Principal
    Amount                                                           Value
 REPURCHASE AGREEMENTS - continued
 $200,000,000 Greenwich Capital Markets (9), 5.05%, dated
               7/31/1999, due 8/2/1999........................   $  200,000,000
  200,000,000 Lehman Brothers Inc. (10),
               5.06%, dated 7/31/1999,
               due 8/2/1999...................................      200,000,000
  200,000,000 Merrill Lynch, Pierce, Fenner & Smith Inc. (11),
               5.03%, dated 7/31/1999,
               due 8/2/1999...................................      200,000,000
  200,000,000 Morgan Stanley & Co. (12),
               5.05%, dated 7/26/1999,
               due 8/2/1999...................................      200,000,000
  200,000,000 Salomon Smith Barney, Inc. (13), 5.06%, dated
               7/26/1999, due 8/2/1999........................      200,000,000
   45,933,918 SG Cowen Securities Corp. (14), 5.06%, dated
               7/31/1999, due 8/2/1999........................       45,933,918
  100,000,000 State Street Bank & Trust Co. (15), 5.05%, dated
               7/31/1999, due 8/2/1999........................      100,000,000
  550,000,000 Warburg Dillon Reed LLC (16), 5.06%, dated
               7/31/1999, due 8/2/1999........................      550,000,000
                                                                 --------------
              Total Repurchase Agreements
               (cost $3,072,871,418)..........................    3,072,871,418
                                                                 --------------

    Shares
 MUTUAL FUND SHARES - 0.3% - (cost $11,610,621)
   11,610,621 Fidelity Institutional Cash Portfolio Treasury
               Class 1........................................       11,610,621
                                                                 --------------

              Total Investments -
               (cost $4,180,656,877)..................   104.3%  4,180,656,877
              Other Assets and Liabilities - net......    (4.3)   (174,265,636)
                                                         -----  --------------
              Net Assets..............................   100.0% $4,006,391,241
                                                         =====  ==============

  +Securities on loan (see Note 8).
  *Collateralized by:
 (1)$203,989,000 U.S. Treasury STRIPS, 7/16/02 to 4/15/29; value includ-
    ing accrued interest--$204,000,064.
 (2)$232,543,000 U.S. Treasury STRIPS, 8/16/99 to 8/15/27; value includ-
    ing accrued interest--$116,882,324.
    $11,348,000 U.S. Treasury Bonds, 6.50% to 12.375%, 11/15/02 to 8/15/19;
    value including accrued interest--$14,810,895.
    $71,076,000 U.S. Treasury Notes, 6.625% to 7.75%, 12/31/99 to 6/30/02;
    value including accrued interest--$72,307,279.
 (3)$152,076,000 U.S. Treasury Bonds, 7.25% to 9.87%, 11/15/16 to
    8/15/17; value including accrued interest--$226,621,465.
 (4)$400,000,000 GNMA, 4.50% to 9.00%, 8/16/16 to 9/20/28; value includ-
    ing accrued interest--$408,000,000.
 (5)$190,459,000 U.S. Treasury Bills, 8/15/99 to 7/20/00; value including accrued interest--$162,837,271.
    $16,455,000 U.S. Treasury Bonds, 8.125% to 11.875%, 11/15/02 to 8/16/19;
    value including accrued interest--$21,714,972.
 (6)$79,633,822 GNMA, 5.50% to 7.50%, 9/20/24 to 10/15/28; value includ-
    ing accrued interest $51,624,323.
 (7)$112,309,781 GNMA, 6.00% to 7.50%, 9/20/24 to 5/15/28; value includ-
    ing accrued interest $77,776,370.
 (8)$49,750,000 U.S. Treasury Note, 6.37%, 9/30/01; value including ac-
    crued interest $51,498,003.
 (9)$188,171,000 U.S. Treasury Bills, 8/26/99 to 7/20/00; value includ-
    ing accrued interest $182,555,534; $20,848,000 U.S. Treasury STRIPS, 7/15/02; value including accrued interest $21,444,633.
(10)$214,814,000 U.S. Treasury Notes, 5.375% to 6.25%, 7/31/00 to
    02/28/03; value including accrued interest--$224,400,086.
(11)$1,152,211,595 U.S. Treasury Bonds, 2.439% to 6.00%, 8/20/21 to
    1/15/29; value including accrued interest--$224,403,943.
(12)$97,420,000 U.S. Treasury Notes, 6.25%, 8/31/02; value including ac-
    crued interest--$104,922,162.
    $68,192,000 U.S. Treasury Bonds, 11.25%, 2/15/15; value including accrued interest--$99,078,571.
(13)$326,103,000 U.S. Treasury Notes, 6.37% to 8.75%, 4/30/00 to 5/15/17;
    value including accrued interest--$224,368,950.
(14)$220,120,000 U.S. Treasury Notes, 5.50% to 5.75%, 9/30/99 to
    02/28/00; value including accrued interest--$225,497,745.
(15)$97,300,000 U.S. Treasury Notes, 5.25%, 8/15/03; value including ac-
    crued interest--$51,086,135,530.
(16)$209,180,000 U.S. Treasury Notes, 5.50% to 7.75%, 1/31/00 to 2/28/03;
    value including accrued interest--$224,402,861.
 **Represents collateral received for securities on loan.

Summary of Abbreviations:
GNMA Government National Mortgage Association
STRIPS Separately Traded Registered Interest and Principal Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               MONEY MARKET FUNDS

                      Statements of Assets and Liabilities
                           July 31, 1999 (unaudited)

                                                                                 New Jersey
                            Florida Municipal                 Municipal Money  Municipal Money
                              Money Market     Money Market       Market           Market
                                  Fund             Fund            Fund             Fund
----------------------------------------------------------------------------------------------
 Assets
 Investments at amortized
  cost...................      $78,357,068    $8,812,350,207  $1,456,454,477    $100,567,682
 Cash....................                0           159,892         370,007               0
 Receivable for Fund
  shares sold............                0        12,018,079         415,154         200,000
 Interest receivable.....          482,721        47,575,155       7,761,285         685,057
 Prepaid expenses and
  other assets...........            2,769           267,419          38,006           2,245
----------------------------------------------------------------------------------------------
  Total assets...........       78,842,558     8,872,370,752   1,465,038,929     101,454,984
----------------------------------------------------------------------------------------------
 Liabilities
 Distributions payable...          149,268        28,258,470       2,244,341         117,065
 Payable for securities
  purchased..............                0                 0       4,365,000               0
 Payable for Fund shares
  redeemed...............                0        18,466,975         205,516               0
 Due to custodian bank...           65,461                 0               0          20,849
 Advisory fee payable....           30,591         3,393,645         586,942          42,345
 Distribution Plan
  expenses payable.......           20,395         1,805,455         201,740          28,081
 Due to other related
  parties................            2,114                 0               0           2,146
 Accrued expenses and
  other liabilities......           44,926           837,899         307,839          39,987
----------------------------------------------------------------------------------------------
  Total liabilities......          312,755        52,762,444       7,911,378         250,473
----------------------------------------------------------------------------------------------
 Net assets..............      $78,529,803    $8,819,608,308  $1,457,127,551    $101,204,511
----------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........      $78,534,222    $8,820,959,054  $1,457,019,281    $101,202,809
 Undistributed
  (overdistributed) net
  investment income......                0           (15,279)        127,812               0
 Accumulated net realized
  gains or losses on
  securities.............           (4,419)       (1,335,467)        (19,542)          1,702
----------------------------------------------------------------------------------------------
 Total net assets........      $78,529,803    $8,819,608,308  $1,457,127,551    $101,204,511
----------------------------------------------------------------------------------------------
 Net assets consists of
 Class A.................      $78,528,789    $7,111,704,047  $  809,028,472    $100,586,857
 Class B.................                0        67,169,203               0               0
 Class C.................                0         5,534,033               0               0
 Class Y.................            1,014     1,635,201,025     648,099,079         617,654
----------------------------------------------------------------------------------------------
 Total net assets........      $78,529,803    $8,819,608,308  $1,457,127,551    $101,204,511
----------------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................       78,533,207     7,112,070,873     808,995,390     100,585,156
 Class B.................               --        67,173,287              --              --
 Class C.................               --         5,535,450              --              --
 Class Y.................            1,014     1,636,631,221     648,091,520         617,653
----------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................      $      1.00    $         1.00  $         1.00    $       1.00
----------------------------------------------------------------------------------------------
 Class B.................               --    $         1.00              --              --
----------------------------------------------------------------------------------------------
 Class C.................               --    $         1.00              --              --
----------------------------------------------------------------------------------------------
 Class Y.................      $      1.00    $         1.00  $         1.00    $       1.00
----------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               MONEY MARKET FUNDS

                      Statements of Assets and Liabilities
                           July 31, 1999 (unaudited)

                                                 Pennsylvania
                                                Municipal Money Treasury Money
                                                    Market          Market
                                                     Fund            Fund
------------------------------------------------------------------------------
 Assets
 Investments in securities....................   $147,196,618   $1,107,785,459
 Investments in repurchase agreements.........              0    3,072,871,418
------------------------------------------------------------------------------
 Investments at amortized cost................    147,196,618    4,180,656,877
 Cash.........................................         89,422                0
 Receivable for Fund shares sold..............              0          112,563
 Interest receivable..........................        778,121       21,328,789
 Prepaid expenses and other assets............          5,465          158,239
------------------------------------------------------------------------------
  Total assets................................    148,069,626    4,202,256,468
------------------------------------------------------------------------------
 Liabilities
 Distributions payable........................        248,820       13,268,186
 Payable for Fund shares redeemed.............            425          269,991
 Payable for securities on loan...............              0      179,525,412
 Advisory fee payable.........................         49,017        1,216,071
 Distribution Plan expenses payable...........          9,222          791,700
 Due to other related parties.................          2,811           79,481
 Accrued expenses and other liabilities.......         47,493          714,386
------------------------------------------------------------------------------
  Total liabilities...........................        357,788      195,865,227
------------------------------------------------------------------------------
 Net assets...................................   $147,711,838   $4,006,391,241
------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital..............................   $147,686,915   $4,006,373,870
 Undistributed net investment income..........         24,683           17,371
 Accumulated net realized gains on
  securities..................................            240                0
------------------------------------------------------------------------------
 Total net assets.............................   $147,711,838   $4,006,391,241
------------------------------------------------------------------------------
 Net assets consists of
 Class A......................................   $112,180,000   $3,063,931,536
 Class Y......................................     35,531,838      942,459,705
------------------------------------------------------------------------------
 Total net assets.............................   $147,711,838   $4,006,391,241
------------------------------------------------------------------------------
 Shares outstanding
 Class A......................................    112,155,782    3,064,122,078
 Class Y......................................     35,531,134      942,502,412
------------------------------------------------------------------------------
 Net asset value per share
 Class A......................................   $       1.00   $         1.00
------------------------------------------------------------------------------
 Class Y......................................   $       1.00   $         1.00
------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               MONEY MARKET FUNDS

                            Statements of Operations
                   Six Months Ended July 31, 1999 (unaudited)

                              Florida                                     New Jersey
                          Municipal Money               Municipal Money Municipal Money
                              Market      Money Market      Market          Market
                               Fund           Fund           Fund            Fund
---------------------------------------------------------------------------------------
Investment income.......    $1,316,431    $209,347,318    $24,203,596     $1,686,849
---------------------------------------------------------------------------------------
Expenses
 Advisory fee...........       179,191      18,540,838      3,313,505        237,208
 Distribution Plan
  expenses..............       119,434       9,867,535      1,166,950        157,691
 Transfer agent fee.....         4,424       1,594,154        133,964          3,797
 Administrative services
  fees..................         9,918               0              0         13,113
 Trustees' fees and
  expenses..............           796          82,725         13,701          1,023
 Printing and postage
  expenses..............         8,000         172,999         52,011          9,080
 Custodian fee..........        12,875       1,005,262        285,564         14,720
 Registration and filing
  fees..................        27,127         260,370          6,185         16,403
 Professional fees......         8,565          27,341         12,143          8,006
 Other..................           808          52,831         43,011          1,490
---------------------------------------------------------------------------------------
 Total expenses.........       371,138      31,604,055      5,027,034        462,531
 Less: Fee credits......        (4,889)       (192,245)       (51,332)        (4,138)
---------------------------------------------------------------------------------------
 Net expenses...........       366,249      31,411,810      4,975,702        458,393
---------------------------------------------------------------------------------------
 Net investment income..       950,182     177,935,508     19,227,894      1,228,456
 Net realized gains or
  losses on securities..             0          67,357        177,286          1,702
---------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    $  950,182    $178,002,865    $19,405,180     $1,230,158
---------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKET FUNDS

                            Statements of Operations
                   Six Months Ended July 31, 1999 (unaudited)

                                                 Pennsylvania
                                                Municipal Money Treasury Money
                                                    Market          Market
                                                     Fund            Fund
------------------------------------------------------------------------------
 Investment income............................    $2,297,230     $101,803,345
------------------------------------------------------------------------------
 Expenses
 Advisory fee.................................       282,044        7,366,035
 Distribution Plan expenses...................       153,809        4,783,038
 Transfer agent fee...........................         7,107          527,187
 Administrative services fees.................        17,535          514,695
 Trustees' fees and expenses..................         1,497           42,123
 Printing and postage expenses................        10,141          137,225
 Custodian fee................................        20,009          520,044
 Registration and filing fees.................           920          185,420
 Professional fees............................         9,256           13,134
 Other........................................         2,448           37,863
------------------------------------------------------------------------------
  Total expenses..............................       504,766       14,126,764
  Less: Fee credits...........................        (5,414)         (96,466)
    Fee waivers...............................      (102,539)               0
------------------------------------------------------------------------------
  Net expenses................................       396,813       14,030,298
------------------------------------------------------------------------------
 Net investment income........................     1,900,417       87,773,047
 Net realized gains or losses on securities...           240                0
------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations..................................    $1,900,657     $ 87,773,047
------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKET FUNDS

                      Statements of Changes in Net Assets
                   Six Months Ended July 31, 1999 (unaudited)

                                                                                  New Jersey
                            Florida Municipal                  Municipal Money  Municipal Money
                              Money Market     Money Market        Market           Market
                                  Fund             Fund             Fund             Fund
-----------------------------------------------------------------------------------------------
 Operations
 Net investment income...     $    950,182    $   177,935,508  $    19,227,894   $   1,228,456
 Net realized gains on
  securities.............                0             67,357          177,286           1,702
-----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............          950,182        178,002,865       19,405,180       1,230,158
-----------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................         (950,160)      (136,838,418)     (10,467,524)     (1,224,521)
  Class B................                0         (1,257,976)               0               0
  Class C................                0            (87,864)               0               0
  Class Y................              (22)       (39,751,250)      (8,760,370)         (3,935)
-----------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........         (950,182)      (177,935,508)     (19,227,894)     (1,228,456)
-----------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................       78,858,141      9,843,815,138    1,345,820,974     191,222,265
 Net asset value of
  shares issued in
  reinvestment
  of distributions.......          118,939         27,991,209        5,672,942         517,039
 Payment for shares
  redeemed...............      (84,791,171)    (8,076,733,930)  (1,171,721,716)   (185,179,175)
-----------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....       (5,814,091)     1,795,072,417      179,772,200       6,560,129
-----------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............       (5,814,091)     1,795,139,774      179,949,486       6,561,831
 Net assets
 Beginning of period.....       84,343,894      7,024,468,534    1,277,178,065      94,642,680
-----------------------------------------------------------------------------------------------
 End of period...........     $ 78,529,803    $ 8,819,608,308  $ 1,457,127,551   $ 101,204,511
-----------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income......     $          0    $       (15,279) $       127,812   $           0
-----------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKET FUNDS

                      Statements of Changes in Net Assets
                   Six Months Ended July 31, 1999 (unaudited)

                                               Pennsylvania
                                              Municipal Money Treasury Money
                                                  Market          Market
                                                   Fund            Fund
------------------------------------------------------------------------------
 Operations
 Net investment income.......................  $   1,900,417  $    87,773,047
 Net realized gains on securities............            240                0
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations................................      1,900,657       87,773,047
------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class A....................................     (1,370,188)     (65,330,586)
  Class Y....................................       (530,229)     (22,442,461)
------------------------------------------------------------------------------
  Total distributions to shareholders........     (1,900,417)     (87,773,047)
------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold...................    163,389,250    4,755,390,257
 Net asset value of shares issued in
  reinvestment of distributions..............        448,886        9,399,300
 Payment for shares redeemed.................   (152,318,923)  (5,169,852,215)
------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions..............................     11,519,213     (405,062,658)
------------------------------------------------------------------------------
   Total increase (decrease) in net assets...     11,519,453     (405,062,658)
 Net assets
 Beginning of period.........................    136,192,385    4,411,453,899
------------------------------------------------------------------------------
 End of period...............................  $ 147,711,838  $ 4,006,391,241
------------------------------------------------------------------------------
 Undistributed net investment income.........  $      24,683  $        17,371
------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKET FUNDS

                      Statements of Changes in Net Assets
                          Year Ended January 31, 1999

                                                                                  New Jersey
                           Florida Municipal                   Municipal Money  Municipal Money
                             Money Market      Money Market        Market           Market
                                 Fund*             Fund             Fund             Fund*
-----------------------------------------------------------------------------------------------
 Operations
 Net investment income...    $     635,317   $    256,422,206  $    39,252,711   $    628,917
 Net realized gains or
  losses on securities...           (4,419)          (232,484)          32,799              0
-----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............          630,898        256,189,722       39,285,510        628,917
-----------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................         (635,317)      (189,158,894)     (22,711,111)      (628,917)
  Class B................                0         (2,528,073)               0              0
  Class C................                0           (213,760)               0              0
  Class Y................                0        (64,536,758)     (16,413,788)             0
-----------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........         (635,317)      (256,437,485)     (39,124,899)      (628,917)
-----------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................      307,920,714     14,122,364,388    2,420,670,670    175,814,913
 Net asset value of
  shares issued in
  reinvestment
  of distributions.......           95,823         53,752,566       13,115,737        320,557
 Payment for shares
  redeemed...............     (223,668,224)   (11,797,889,375)  (2,407,118,878)   (81,492,790)
 Net asset value of
  shares issued in
  acquisition of:
  CoreFund Cash
   Reserve...............                0        872,363,752                0              0
  CoreFund Tax-Free
   Reserve...............                0                  0      140,753,563              0
  Virtus Money Market....                0        227,443,405                0              0
  Virtus Tax-Free Money
   Market................                0                  0       51,784,668              0
-----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........       84,348,313      3,478,034,736      219,205,760     94,642,680
-----------------------------------------------------------------------------------------------
   Total increase in net
    assets...............       84,343,894      3,477,786,973      219,366,371     94,642,680
 Net assets
 Beginning of period.....                0      3,546,681,561    1,057,811,694              0
-----------------------------------------------------------------------------------------------
 End of period...........    $  84,343,894   $  7,024,468,534  $ 1,277,178,065   $ 94,642,680
-----------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income......    $           0   $        (15,279) $       127,812   $          0
-----------------------------------------------------------------------------------------------

* The Fund commenced operations on October 26, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKET FUNDS

                      Statements of Changes in Net Assets
                          Year Ended January 31, 1999

                                                Pennsylvania
                                               Municipal Money Treasury Money
                                                   Market          Market
                                                    Fund            Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income........................  $   2,767,148  $   185,652,316
 Net realized gains on securities.............         34,900            3,528
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations.................................      2,802,048      185,655,844
-------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class A.....................................     (1,722,557)    (142,282,372)
  Class B.....................................              0                0
  Class C.....................................              0                0
  Class Y.....................................     (1,044,591)     (43,446,453)
-------------------------------------------------------------------------------
  Total distributions to shareholders.........     (2,767,148)    (185,728,825)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold....................    297,694,663    8,468,726,257
 Net asset value of shares issued in
  reinvestment of distributions...............        792,758       21,787,041
 Payment for shares redeemed..................   (232,721,788)  (8,198,420,346)
 Net asset value of shares issued in
  acquisition of:
  CoreFund Treasury Reserve...................              0      687,797,346
  Virtus Treasury Money Market Fund...........              0      243,731,970
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   capital share transactions.................     65,765,633    1,223,622,268
-------------------------------------------------------------------------------
   Total increase in net assets...............     65,800,533    1,223,549,287
 Net assets
 Beginning of period..........................     70,391,852    3,187,904,612
-------------------------------------------------------------------------------
 End of period................................  $ 136,192,385  $ 4,411,453,899
-------------------------------------------------------------------------------
 Undistributed net investment income..........  $      24,683  $        17,371
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)
1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen Florida Municipal Money Market Fund ("Florida Municipal Money Market Fund"), Evergreen Money Market Fund ("Money Market Fund"), Evergreen Municipal Money Market Fund ("Municipal Money Market Fund"), Evergreen New Jersey Municipal Money Market Fund ("New Jersey Municipal Money Market Fund"), Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal Money Market Fund") and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), (collectively, the "Funds"). Each Fund, except for the Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware business trust orga-nized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Class A shares are sold at net asset value without a front-end sales charge but pay distribution fees. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisers will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least

100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will re-quire the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income ac-cruing thereon, and the Fund may invest any cash collateral received in portfo-lio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these difference are permanent in nature, such amounts are reclassified within the components of net assets.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and is paid a management fee that is com-puted daily and paid monthly. For the Pennsylvania Municipal Money Market Fund, the management fee is calculated by applying percentage rates, starting at 0.40% and declining to 0.28% per annum as net assets increase, to the Fund's average daily net assets. FUNB is entitled to an annual fee of 0.35% of the Treasury Money Market Fund's average daily net assets.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund and New Jersey Municipal Money Market Fund and is paid a management fee that is computed by applying percentage rates, starting at 0.50% and declining to 0.45% per annum as net as-sets increase, to the Fund's average daily net assets.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Pennsylvania Municipal Money Mar-ket Fund and Treasury Money Market Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund.

During the six months ended July 31, 1999, the Funds paid or accrued to EIS the following amounts for administrative and sub-administrative services:

                                           Administration Sub-administration
                                                Fee              Fee
                                          ----------------------------------
        Florida Municipal Money Market
         Fund.............................    $  7,872         $  2,046
        New Jersey Municipal Money Market
         Fund.............................      10,407            2,706
        Pennsylvania Municipal Money
         Market Fund......................      13,913            3,622
        Treasury Money Market Fund........     406,568          108,127

For the Money Market Fund and Municipal Money Market Fund, the administration and sub-administration fee is paid by the investment advisor and is not a fund expense.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A shares pay distribution fees equal to 0.30% of average net assets of the class, all of which is used to by for shareholder services fees. Class B and Class C shares pay distribution fees equal to 1.00% of the average net assets of the class, of which 0.25% is used to pay for shareholder services fees and 0.75% is to pay for distribution related expenses. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the six months ended July 31, 1999, amounts paid or accrued to EDI pur-suant to each Fund's Distribution Plan, distribution fees waived and distribu-tion fees waived as a percentage of each Fund's average net assets were as fol-lows:

                                                        Distribution
                             Distribution fees accrued  fees waived     % of
                            --------------------------- ------------  Average
                             Class A   Class B  Class C   Class A    Net Assets
                            ---------------------------------------------------
   Florida Municipal Money
    Market Fund............ $  119,434       --      --         --        --
   Money Market Fund.......  9,495,071 $348,172 $24,292         --        --
   Municipal Money Market
    Fund...................  1,166,950       --      --         --        --
   New Jersey Municipal
    Money Market Fund......    157,691       --      --         --        --
   Pennsylvania Municipal
    Money Market Fund......    153,809       --      --   $102,539      0.20%
   Treasury Money Market
    Fund...................  4,783,038       --      --         --        --

With respect to Class B, Class C shares, the principal underwriter may pay dis-tribution fees greater than the allowable annual amounts the Money Market Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective July 27, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through tax-free exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                               Class of       Value of
                                                                Shares       Net Assets
      Acquired Fund            Acquiring Fund                 Exchanged       Acquired
     -----------------------------------------------------------------------------------
      CoreFund Cash Reserve... Money Market Fund           Class A, B and Y $872,363,752
      CoreFund Tax-Free
       Reserve................ Municipal Money Market Fund Class A and Y     140,753,563
      CoreFund Treasury
       Reserve................ Treasury Money Market Fund  Class A, B and Y  687,797,346

Immediately after the acquisitions, on July 27, 1998, the aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds were $5,486,371,538, $1,362,080,503 and $4,203,181,670, respectively.

Effective March 2, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through tax-free exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                             Class of      Value of
                                                              Shares      Net Assets
      Acquired Fund            Acquiring Fund                Exchanged     Acquired
     --------------------------------------------------------------------------------
      Virtus Money Market
       Fund................... Money Market Fund           Class A and Y $227,443,405
      Virtus Tax-Free Money
       Market Fund............ Municipal Money Market Fund Class Y         51,784,668
      Virtus Treasury Money
       Market Fund............ Treasury Money Market Fund  Class A and Y  243,731,970

Immediately after the acquisitions, on March 2, 1998, the aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds were $3,972,178,894, $1,236,483,220 and $3,473,282,398, respectively.

6. CONVERSION INFORMATION

On October 26, 1998, the Florida Municipal Money Market Fund and New Jersey Mu-nicipal Money Market Fund commenced operations of their respective Class A shares as a result of a conversion of mutual fund assets from the Florida Daily Municipal Income Fund and the New Jersey Daily Municipal Income Fund, Inc., managed by Reich and Tang Asset Management L.P. The shares issued, valued at $1 per share, by the Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund were 55,114,253 and 85,251,946, respectively.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, and Class Y. In addition, the Money Market Fund offers Class B and Class C shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Florida Municipal Money Market Fund

                                                            October 26, 1998
                                             Six Months     (Commencement of
                                                Ended     Class Operations) to
                                            July 31, 1999   January 31, 1999
------------------------------------------------------------------------------
Class A
Shares sold................................   78,856,883       307,733,440
Shares issued in reinvestment of
 distributions.............................      118,752            95,707
Shares redeemed............................  (84,789,790)     (223,481,785)
------------------------------------------------------------------------------
Net increase (decrease)....................   (5,814,155)       84,347,362
------------------------------------------------------------------------------

                                                           December 29, 1998
                                             Six Months     (Commencement of
                                                Ended     Class Operations) to
                                            July 31, 1999   January 31, 1999
------------------------------------------------------------------------------
Class Y
Shares sold................................     1,257            187,274
Shares issued in reinvestment of
 distributions.............................       187                116
Shares redeemed............................    (1,381)          (186,439)
------------------------------------------------------------------------------
Net increase...............................        63                951
------------------------------------------------------------------------------

Money Market Fund

                                                  Six Months
                                                    Ended          Year Ended
                                                July 31, 1999   January 31, 1999
--------------------------------------------------------------------------------
 Class A
 Shares sold..................................   6,455,647,349    8,522,391,097
 Shares issued in reinvestment of
  distributions...............................      19,238,285       35,684,888
 Shares redeemed..............................  (4,573,043,894)  (6,383,437,537)
 Shares issued in acquisition of:
 CoreFund Cash Reserve........................               0       78,077,775
 Virtus Money Market Fund.....................               0       47,782,010
--------------------------------------------------------------------------------
 Net increase.................................   1,901,841,740    2,300,498,233
--------------------------------------------------------------------------------
 Class B
 Shares sold..................................     152,375,221      341,997,341
 Shares issued in reinvestment of
  distributions...............................       1,092,525        2,133,306
 Shares redeemed..............................    (151,514,964)    (304,057,087)
 Shares issued in acquisition of CoreFund Cash
  Reserve.....................................               0           91,326
--------------------------------------------------------------------------------
 Net increase.................................       1,952,782       40,164,886
--------------------------------------------------------------------------------
 Class C
 Shares sold..................................      32,118,566       50,447,069
 Shares issued in reinvestment of
  distributions...............................          72,450          178,681
 Shares redeemed..............................     (31,444,036)     (47,867,432)
--------------------------------------------------------------------------------
 Net increase.................................         746,980        2,758,318
--------------------------------------------------------------------------------
 Class Y
 Shares sold..................................   3,203,674,002    5,207,533,736
 Shares issued in reinvestment of
  distributions...............................       7,587,452       15,753,558
 Shares redeemed..............................  (3,320,731,036)  (5,062,527,319)
 Shares issued in acquisition of:
 CoreFund Cash Reserve........................               0      794,989,126
 Virtus Money Market Fund.....................               0      179,784,370
--------------------------------------------------------------------------------
 Net increase (decrease)......................    (109,469,582)   1,135,533,471
--------------------------------------------------------------------------------

Municipal Money Market Fund

                                                   Six Months
                                                      Ended         Year Ended
                                                  July 31, 1999  January 31, 1999
---------------------------------------------------------------------------------
 Class A
 Shares sold....................................   709,712,904     1,107,305,683
 Shares issued in reinvestment of
  distributions.................................     1,369,417         3,178,193
 Shares redeemed................................  (639,512,981)   (1,062,820,865)
 Shares issued in acquisition of CoreFund Tax
  Free Reserve..................................             0        17,909,419
---------------------------------------------------------------------------------
 Net increase...................................    71,569,340        65,572,430
---------------------------------------------------------------------------------
 Class Y
 Shares sold....................................   636,108,069     1,313,364,987
 Shares issued in reinvestment of
  distributions.................................     4,303,525         9,937,544
 Shares redeemed................................  (532,208,735)   (1,344,298,013)
 Shares issued in acquisition of:
 CoreFund Tax Free Reserve......................             0       122,945,815
 Virtus Tax Free Money Market Fund..............             0        51,790,982
---------------------------------------------------------------------------------
 Net increase (decrease)........................   108,202,859       153,741,315
---------------------------------------------------------------------------------

New Jersey Municipal Money Market Fund

                                                            October 26, 1998
                                            Six Months      (Commencement of
                                               Ended      Class Operations) to
                                           July 31, 1999    January 31, 1999
------------------------------------------------------------------------------
Class A
Shares sold...............................  190,564,840       175,814,913
Shares issued in reinvestment of
 distributions............................      516,714           320,557
Shares redeemed........................... (185,139,078)      (81,492,790)
------------------------------------------------------------------------------
Net increase..............................    5,942,476        94,642,680
------------------------------------------------------------------------------

                                                               April 3, 1999
                                                              (Commencement of
                                                            Class Operations) to
                                                               July 31, 1999
--------------------------------------------------------------------------------
Class Y
Shares sold................................................       657,425
Shares issued in reinvestment of distributions.............           325
Shares redeemed............................................       (40,097)
--------------------------------------------------------------------------------
Net increase...............................................       617,653
--------------------------------------------------------------------------------

Pennsylvania Municipal Money Market Fund

                          Six Months
                             Ended        Year Ended
                         July 31, 1999 January 31, 1999
-------------------------------------------------------
Class A
Shares sold.............  108,070,286     174,383,607
Shares issued in
 reinvestment of
 distributions..........      267,061         314,370
Shares redeemed.........  (92,156,773)   (115,840,210)
-------------------------------------------------------
Net increase............   16,180,574      58,857,767
-------------------------------------------------------
Class Y
Shares sold.............   55,318,965     123,311,056
Shares issued in
 reinvestment of
 distributions..........      181,825         478,388
Shares redeemed.........  (60,162,150)   (116,881,578)
-------------------------------------------------------
Net increase
 (decrease).............   (4,661,360)      6,907,866
-------------------------------------------------------

Treasury Money Market Fund

                                                  Six Months
                                                    Ended          Year Ended
                                                July 31, 1999   January 31, 1999
--------------------------------------------------------------------------------
 Class A
 Shares sold..................................   2,789,770,947    5,568,902,718
 Shares issued in reinvestment of
  distributions...............................       6,960,930       17,129,027
 Shares redeemed..............................  (3,098,827,804)  (4,944,183,470)
 Shares issued in acquisition of:
 CoreFund Treasury Reserve....................               0       22,113,282
 Virtus Treasury Money Market Fund............               0       85,936,814
--------------------------------------------------------------------------------
 Net increase (decrease)......................    (302,095,927)     749,898,371
--------------------------------------------------------------------------------
 Class Y
 Shares sold..................................   1,965,619,310    2,899,822,767
 Shares issued in reinvestment of
  distributions...............................       2,438,370        4,658,014
 Shares redeemed..............................  (2,071,024,411)  (3,254,236,309)
 Shares issued in acquisition of:
 CoreFund Treasury Reserve....................               0      665,722,969
 Virtus Treasury Money Market Fund............               0      157,990,525
--------------------------------------------------------------------------------
 Net increase (decrease)......................    (102,966,731)     473,957,966
--------------------------------------------------------------------------------

8. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the six months ended July 31, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At July 31, 1999, the value of se-curities on loan and the value of collateral amounted to $175,176,114 and $179,525,412, respectively. During the six months ended July 31, 1999, the Treasury Money Market Fund earned $203,324 in income from securities lending.

As of January 31, 1999, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                               Expiration
                                       -----------------------------------------------------------
                              Total      2001    2002     2003    2004    2005     2006     2007
                        --------------------------------------------------------------------------
   Florida Municipal Money
    Market Fund............ $    4,419 $      0 $     0 $      0 $     0 $     0 $      0 $  4,419
   Money Market Fund.......  1,370,949  164,944  65,551  525,788       0  32,810  381,247  200,609
   Municipal Money Market
    Fund...................    196,828  114,938       0   16,113  64,670       9    1,098        0

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                               -----------------------
         Florida Municipal Money Market Fund....  $  4,889      0.01%
         Money Market Fund......................   192,245      0.00%
         Municipal Money Market Fund............    51,332      0.01%
         New Jersey Municipal Money Market
          Fund..................................     4,138      0.01%
         Pennsylvania Municipal Money Market
          Fund..................................     5,414      0.01%
         Treasury Money Market Fund.............    96,466      0.00%

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent was entitled to a fee of $20,000 per annum which was allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provided an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or as gen-eral working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the six months ended July 31, 1999, the Funds had no borrowings under these agreements.

12. CONCENTRATION OF CREDIT RISK

The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political develop-ments in that state or region than would be a comparable general tax-exempt mu-tual fund.

13. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Select Equity Index Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com

91158                                                              543696 09/99


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